Document and Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	STB
Entity Registrant Name	STUDENT TRANSPORTATION INC.
Entity Central Index Key	0001419465
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	81,358,291

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 6,929	$ 5,013
Accounts receivable, net of allowance for doubtful accounts of $172 and $145 at June 30, 2013 and 2012, respectively	40,971	35,481
Inventory	3,287	3,296
Prepaid expenses	7,706	12,660
Other current assets	3,479	4,766
Total current assets	62,372	61,216
Other assets	17,061	16,567
Property and equipment, net	217,799	219,513
Oil and gas interests, net	7,470	7,223
Other intangible assets, net	69,811	74,591
Goodwill	138,312	142,690
Total assets	512,825	521,800
Current liabilities:
Accounts payable	1,724	963
Accrued expenses and other current liabilities	39,413	37,540
Current portion of long-term debt		575
Total current liabilities	41,137	39,078
Long-term debt	220,244	215,417
Asset retirement obligation	551	516
Deferred income tax liability	40,327	42,713
Class B-Series Three common share liability	2,393	3,231
Other liabilities	13,691	13,027
Total liabilities	318,343	313,982
Shareholders' equity
Paid in Share Capital	434,236	404,857
Accumulated deficit	(231,850)	(191,319)
Accumulated other comprehensive loss	(7,904)	(5,720)
Total shareholders' equity	194,482	207,818
Total liabilities and shareholders' equity	$ 512,825	$ 521,800

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts receivable, allowance for doubtful accounts	$ 172	$ 145

Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD
Revenues	$ 423,688		$ 368,986
Costs and expenses:
Cost of operations	315,032		271,226
General and administrative	42,350		38,455
Non-cash stock compensation	3,326		3,619
Acquisition expenses			886
Depreciation and depletion expense	41,861		37,149
Amortization expense	4,186		3,437
Total operating expenses	406,755		354,772
Income from operations	16,933		14,214
Interest expense	14,342		15,327
Foreign currency gain	(183)		(929)
Unrealized loss on foreign currency exchange contracts	656		1,779
Unrealized re-measurement (gain) loss	(123)		3,001
Non-cash (gain) loss on 6.25% Convertible Debentures conversion feature	(1,142)		972
Gain on bargain purchase of businesses acquired			(6,925)
Other (income) expense, net	(2,720)		827
Income before income taxes	6,103		162
Income tax provision (benefit)	2,234		(2,092)
Net income	$ 3,869		$ 2,254
Weighted average number of shares outstanding-basic	79,427,661	79,427,661	66,139,402	66,139,402
Weighted average number of shares outstanding-diluted	94,023,225	94,023,225	84,134,261	84,134,261
Basic and diluted net income per common share	$ 0.05		$ 0.03
Dividends declared per common share (Cdn$)		0.56		0.56

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income:	$ 3,869	$ 2,254
Other comprehensive (loss) income :
Unrealized (loss) gain on currency translation adjustments	(2,184)	2,388
Other comprehensive (loss) income:	(2,184)	2,388
Comprehensive income	$ 1,685	$ 4,642

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Jun. 30, 2011	$ 156,544	$ 314,369	$ (8,108)	$ (149,717)
Balance (in shares) at Jun. 30, 2011		61,786,868
Net income	2,254			2,254
Dividends	(43,856)			(43,856)
Common stock issuance (in shares)		13,563,455
Common stock issuance	87,754	87,754
Conversion of debt to common stock (in shares)		656,297
Conversion of debt to common stock	3,349	3,349
Repurchase of common stock (in shares)	(96,300)	(96,300)
Repurchase of common stock	(615)	(615)
Other comprehensive (loss) income	2,388		2,388
Balance at Jun. 30, 2012	207,818	404,857	(5,720)	(191,319)
Balance (in shares) at Jun. 30, 2012		75,910,320
Net income	3,869			3,869
Dividends	(44,400)			(44,400)
Common stock issuance (in shares)		1,501,679
Common stock issuance	9,467	9,467
Conversion of debt to common stock (in shares)		4,347,368
Conversion of debt to common stock	22,427	22,427
Repurchase of common stock (in shares)	(401,076)	(401,076)
Repurchase of common stock	(2,515)	(2,515)
Other comprehensive (loss) income	(2,184)		(2,184)
Balance at Jun. 30, 2013	$ 194,482	$ 434,236	$ (7,904)	$ (231,850)
Balance (in shares) at Jun. 30, 2013		81,358,291

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)
Operating activities
Net income	$ 3,869	$ 2,254
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	1,015	(4,339)
Unrealized loss on forward contracts	656	1,779
Non-cash (gain) loss on 6.25% Convertible Debentures conversion feature	(1,142)	972
Unrealized re-measurement (gain) loss	(123)	3,001
Unrealized foreign currency (gain)	(720)
Amortization of deferred financing costs	2,166	1,722
Non-cash stock compensation	3,326	3,619
Gain on disposal of fixed assets	(1,498)	(642)
Gain on bargain purchase of businesses acquired		(6,925)
Depreciation and depletion expense	41,861	37,149
Amortization expense	4,186	3,437
Changes in current assets and liabilities:
Accounts receivable	(5,721)	3,577
Prepaid expenses, inventory and other current assets	3,252	(7,917)
Accounts payable	790	(1,025)
Accrued expenses and other current liabilities	223	(1,796)
Changes in other assets and liabilities	(41)	44
Net cash provided by operating activities	52,099	34,910
Investing activities
Business acquisitions, net of cash acquired		(60,934)
Payments on seller debt	(430)	(900)
Purchases of property and equipment	(41,841)	(48,616)
Proceeds on sale of equipment	2,853	999
Net cash used in investing activities	(39,418)	(109,451)
Financing activities
Offering of common shares , net of expenses		79,606
Redemption of Class B Series Two and Three common shares	(1,543)	(1,527)
Financing fees	(791)	(774)
Repurchase of common stock	(2,515)	(615)
Redemption of 7.5% Convertible Debentures	(289)
Common stock dividends	(34,548)	(28,302)
Borrowings on credit facility	139,890	202,508
Payments on credit facility	(110,822)	(175,247)
Net cash (used in) provided by financing activities	(10,618)	75,649
Effect of exchange rate changes on cash	(147)	193
Net increase in cash and cash equivalents	1,916	1,301
Cash and cash equivalents at beginning of period	5,013	3,712
Cash and cash equivalents at end of period	6,929	5,013
Supplemental information
Cash paid for interest	12,343	13,784
Cash paid for income taxes	$ 1,286	$ 1,789

General	12 Months Ended
Jun. 30, 2013
General

1. General

Student Transportation Inc. (“STI” or the “Company”) is a corporation established under the laws of the Province of Ontario. STI together with its indirect subsidiary Student Transportation of America ULC (“STA ULC” and together with STI the “Issuer”), completed an Initial Public Offering (the “IPS Offering”) on December 21, 2004 through the issuance of income participating securities (“IPSs”). Each IPS consisted of one common share of STI and Cdn $3.847 principal amount of 14% subordinated notes of STA ULC (the “Subordinated Notes”). On December 21, 2009, the Company redeemed the remaining Subordinated Notes, originally issued as a component of the IPSs, as the final step in the process of converting from the IPS structure to a traditional common share structure. STI owns 100% of the Class A common shares of Student Transportation of America Holdings, Inc. (“STA Holdings”). Management owns 100% of the Class B Series Two and Class B Series Three common shares of STA Holdings pursuant to the grant of shares under the STA Holdings Equity Incentive Plan (“EIP”) (see Note 12). STI currently holds a 98.7% interest in STA Holdings, through its ownership of the Class A shares of STA Holdings. STI also owns 100% of the outstanding shares of Parkview Transit.

STA Holdings owns 100% of the outstanding shares of Student Transportation of America, Inc. (“STA, Inc.”). The Company, through its ownership of STA Holdings and Parkview Transit, is the third largest provider of school bus transportation services in North America.

Basis of Presentation	12 Months Ended
Jun. 30, 2013
Basis of Presentation

2. Basis of Presentation

These consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“US GAAP”). The accompanying consolidated financial statements include the accounts of the Company and all of its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The significant accounting policies used to prepare the financial statements are described below:

Foreign Currency Translation

Monetary assets and liabilities denominated in a currency other than the functional currency are translated at the rate of exchange prevailing at the balance sheet date. Transactions denominated in a currency other than the functional currency are translated at the rate of exchange prevailing on the transaction date. Gains and losses on translation of these items are considered transaction gain and losses and are included in the consolidated statements of operations in foreign currency (gain) loss.

The functional currency of ST Inc., the parent, STA ULC and the Company’s Canadian operations, is the Canadian dollar. The functional currency of STA Holdings and the Company’s operations in the United States is the U.S. dollar. The Company’s financial statements are reported in U.S. dollars, as the principal operations and cash flows of its subsidiaries are conducted in U.S. dollars. As a result, the assets and liabilities of the ST Inc., STA ULC and the Company’s Canadian operations are translated into U.S. dollars using the exchange rate in effect at the period end and revenues and expenses are translated at the average rate during the period. Exchange gains or losses on translation are deferred as a separate component of shareholders’ equity. The 7.5% Convertible Debentures and the 6.75% Convertible Debentures of ST Inc. are denominated in Canadian dollars. As the functional currency of ST Inc. is the Canadian dollar, exchange gains or losses related to the 7.5% Convertible Debentures and the 6.75% Convertible Debentures on the translation of the STI financial statements into U.S. dollars, the reporting currency, are deferred as a separate component of shareholders’ equity. The 6.25% Convertible Debentures of ST Inc. as described in Note 8, are denominated in U.S. dollars. As the functional currency of ST Inc. is the Canadian dollar, unrealized gains or losses on re-measurement of the 6.25% Convertible Debentures into Canadian dollars are considered transaction gains and losses, at the ST Inc. level, and are included in the consolidated statement of operations.

Foreign currency transactions gains and losses, related to short-term related intercompany loans are recorded in the Consolidated Statement of Operations as incurred. Foreign currency transaction gains and losses for intercompany loans that are considered long-term in nature are recorded in Accumulated Other Comprehensive Loss as incurred.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with maturities of three months or less from the date of purchase. At June 30, 2013 and June 30, 2012 there were no cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company bases its estimates on historical experience, actuarial evaluations and on various other assumptions that it believes are reasonable under the circumstances.

Amounts reported based upon these estimates include, but are not limited to, insurance reserves, income taxes, goodwill and intangible assets, derivatives, certain components of long term debt, Class B Series Two and Series Three common share liability and impairment testing of long-lived assets.

Allowance for Doubtful Accounts

The Company establishes provisions for losses on accounts receivable if it is determined that all or part of the outstanding balance is not collectable. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method.

Concentration of Credit Risk

Credit is extended based on an evaluation of the customer’s financial condition and, generally, advance payment is not required. The Company has no individual customers which account for more than 10% of its revenues.

Anticipated credit losses are provided for in the financial statements. Management monitors the financial condition of its customers to reduce the risk of loss.

Inventories

Inventories, consisting primarily of repair parts and vehicle accessories, are valued at the lower of cost or market determined on a first-in, first-out (FIFO) method.

Property and Equipment

Property and equipment is recorded at cost or at fair value if obtained as part of a business acquisition, less accumulated depreciation. Ordinary maintenance and repairs are expensed as costs are incurred. Depreciation on transportation equipment is computed on a usage basis over the estimated useful lives of the assets, which approximate a range from seven to eleven years.

Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Buildings are depreciated on a straight line basis over 40 years. Other property and equipment is depreciated on a straight line basis over three to five years.

The Company recorded depreciation expense of $40.9 million and $36.2 million for the years ended June 30, 2013 and 2012, respectively.

Goodwill and Indefinite Lived Intangibles

Goodwill represents the excess of cost over fair value of net assets acquired in business combinations accounted for under the purchase method. Goodwill and trade names are not amortized but rather assessed for impairment annually or more frequently if circumstances change and indicators of impairment are present. The annual impairment testing is performed in the fourth quarter.

The annual assessment of goodwill impairment, may be performed either on a quantitative or qualitative basis. In accordance with Accounting Standards Codification (“ASC”) 350-20, Intangibles-Goodwill and Other, the quantitative assessment is a two step impairment test. The Company first compares the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value exceeds the fair value, the carrying value is then compared to the implied fair value of goodwill. If the implied fair value of goodwill is less than the carrying value of goodwill, an impairment loss will be recognized in the statement of earnings in an amount equal to the difference and the implied fair value of goodwill becomes the new carrying value of goodwill for that reporting unit which is then used in future impairment tests.

ASC 350-20 was amended in September 2011, and gives the Company the option to perform a qualitative assessment for goodwill impairment. Under the qualitative assessment, consideration is given to both external factors (including the macroeconomic and industry conditions) and our own internal factors (including internal costs, recent financial performance, management, business strategy, customers, and stock price). Facts and circumstances are evaluated each year to determine whether to use the qualitative or quantitative assessment. We performed a qualitative assessment during the fourth quarter of 2013, and there was no indication of impairment for goodwill.

Other Identifiable Intangible Assets

When assessing the impairment for indefinite-lived trade names, if the carrying value exceeds the fair value, an impairment loss will be recognized in the statement of earnings in an amount equal to the excess. Fair values are derived by using discounted cash flow analyses which requires, among other factors, estimates of the amount and timing of projected cash flows and the appropriate discount rate. Definite-lived intangible assets consist of contract rights and covenants not to compete. Contract rights, which include customer relationships, are amortized on a straight-line basis over an estimated useful life of 20 to 23 years. The useful life for contract rights was determined based on third party valuation reports prepared for the Company. The valuations took into account the average length of the contracts, the expected renewal periods and assumptions regarding future renewals based upon historical customers lives. Covenants not-to-compete are amortized on a straight-line basis over an estimated useful life of two to five years. The Company recorded amortization expense associated with its intangible assets of $4.2 million and $3.4 million for the years ended June 30, 2013 and 2012, respectively.

Convertible Debentures

The principal amounts of the 7.5% Convertible Debentures and the 6.75% Convertible Debentures are convertible into common shares of the Company at the option of the holders and the Company under certain conditions. The Company has determined that the debentures are not required to be bifurcated into separate debt and equity components. In accordance with ASC 470-20, Debt with Conversion and Other Options, if the conversion feature of the debenture is non-beneficial (i.e. “out of the money”) upon issuance and the Company cannot settle conversions in cash, the full proceeds from these debentures should be recorded as a liability with no value attributed to the conversion feature. As such, the Company has recorded the full amount of the debentures as a liability. The 7.5% Convertible Debentures and the 6.75% Convertible Debentures of STI are denominated in Canadian dollars.

The 6.25% Convertible Debentures of ST Inc. are denominated in U.S. dollars. In accordance with ASC 815, Derivatives and Hedging, as the conversion feature on ST Inc.’s 6.25% Convertible Debentures provides that the US dollar denominated notes can be converted at a US dollar denominated strike price into common shares of ST Inc., a Canadian dollar functional currency entity, the conversion feature represents an embedded derivative that must be bifurcated and accounted for separately. The embedded conversion feature is recorded at fair value in other liabilities at each reporting period end with the non-cash changes in fair value included in the consolidated statement of operations. The Company recorded a non-cash gain for the year ended June 30, 2013 of $1.1 million in connection with the change in fair value of the embedded conversion feature during the 2013 fiscal year. The value of the embedded conversion feature represents a liability of $1.0 million and $2.0 million as at June 30, 2013 and 2012, respectively, which are included within other liabilities in the consolidated balance sheet.

Deferred Financing Costs

The Company incurred costs related to obtaining debt financing. The Company capitalized costs associated with its credit agreement, Senior Secured Notes and costs related to the three issuances of the convertible debentures. These costs have been capitalized and are being amortized to interest expense over the term of the related debt using the effective interest rate method. The carrying value of the deferred financing costs was $5.5 million and $6.7 million as of June 30, 2013 and 2012 respectively. Amortization expense totaled $2.2 million and $1.7 million for the years ended June 30, 2013 and 2012, respectively. Deferred financing costs are included in other assets in the consolidated balance sheet.

Impairment of Long-Lived Assets

Management continually evaluates whether events or circumstances have occurred that indicate that the remaining estimated useful lives of property and equipment, contract rights and covenants not to compete may warrant revision or that the remaining balances may not be recoverable. Events or circumstances that would trigger testing for impairment include, but are not limited to, the loss of a significant school district customer contract, a significant increase in the Company’s expense levels absent a corresponding increase in revenue that causes operating or cash flow losses or projected operating or cash flow losses, significant adverse changes in legal factors or the business climate in which the Company operates that could affect the value of long-lived assets, or the expectation that a long-lived asset will be sold or otherwise disposed of at a loss before the end of its previously estimated useful life. If this review indicates that the assets will not be recoverable, as determined based on the undiscounted future cash flows from the use of the assets, the carrying value of the assets will be reduced to their estimated fair value. There were no indicators of impairment during the years ended June 30, 2013 and 2012.

Business Combinations

The Company accounts for business combinations under the principles codified in ASC 805, Business Combinations. The principles set forth how an acquirer recognizes and measures assets acquired, liabilities assumed, non-controlling interest and goodwill in a business combination. Key components include: (i) recognition of transaction costs in current period earnings and included in the consolidated statement of operations in acquisition expense; (ii) recognition of the estimated fair value of all contingent consideration at the acquisition date and an adjustment to fair value at each reporting date with an offset to current period earnings included in the consolidated statement of operations in other (income) expense; (iii) adjustments to deferred tax asset valuation allowances and income tax uncertainties recorded at the acquisition date to be recognized in current period earnings; (iv) acquisition method accounting is applied on the date that control is obtained in step acquisitions; (v) re-measurement of previously acquired non-controlling equity investments at fair value as at the acquisition date with an offset to current period earnings; and (vi) any excess of fair value of acquired net assets over the acquisition consideration results in a bargain purchase which is recognized in the statement of operations.

Income Taxes

Income taxes have been computed utilizing the asset and liability approach, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using the currently enacted tax rates expected to be in effect for the years in which those taxes are expected to be realized or settled. A valuation allowance is recorded to reduce deferred tax assets to the amount that is believed to be more likely than not to be realized. The recorded deferred income tax liability results from a difference between the book and tax basis of certain transportation equipment, other equipment and intangible assets.

The Company uses judgment in determining income tax provisions and in evaluating its tax positions under the accounting guidance for income taxes. Additional provisions for income taxes are established when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, which is a tax position that is more-likely-than-not to be sustained upon examination by the applicable taxing authority. The Company and its subsidiaries are examined by various federal and state tax authorities. The Company regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of its provision for income taxes. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to underpayment of income taxes in income tax provision (benefit). (see Note 7).

Revenue Recognition

Revenue from the Company’s school bus operations is recognized when the following criteria are met: persuasive evidence of an arrangement exists, services have been rendered, the price to the buyer is fixed and determinable, and collectability is reasonably assured. The Company bills customers on a monthly basis upon the completion of school bus routes, which are based on contracts or extension agreements with customers.

Revenue from oil and gas interests is derived from the Company’s partial ownership in various oil and gas wells. As a non-operator, the Company records revenue from its oil and gas interests based on its share of the sales value of production from producing wells. Revenue is received from the well operators and is recognized when the commodities are delivered to customers, the price is fixed or determinable and collectability is assured.

Insurance Reserves

The Company had approximately $17.5 million and $15.9 million in recorded insurance reserves at June 30, 2013 and 2012, respectively. These reserves reflect the estimated deductible amounts the Company is responsible for under its workers’ compensation and vehicle liability insurance programs. Insurance expense for these items is largely dependent on the Company’s claims experience and the Company’s ability to control such claims, in addition to third party premiums/expenses associated with this coverage. The Company has recorded estimated insurance reserves for the anticipated losses on open claims and estimated reserves for incurred but not recorded claims under the workers’ compensation and vehicle liability programs based upon actuarial analysis prepared by an independent third party actuary. Although the estimates of these accrued liabilities are based on the factors mentioned above, it is possible that future cash flows and results of operations could be materially affected by changes in our assumptions or changes in claims experience.

Stock Based Compensation

The Company accounts for stock-based compensation and other stock-based payments using the fair value method. Under the fair value method, the fair value of stock based compensation and other stock-based payments are estimated at the grant date and the total fair value is amortized over the vesting schedule of the awards as compensation expense. The Class B Series Two and Class B Series Three common shares issued by STA Holdings are fully vested on the grant date, and, as such, the Company recognizes compensation expense when the shares are issued. STA Holdings has issued only Class B Series Three common shares pursuant to the EIP during fiscal year 2013 and fiscal year 2012. All future share awards under the EIP plan will be in the form of grants of Class B Series Three common shares, and there will be no further issuance of Class B Series Two common shares. These shares are accounted for as a liability upon issuance and remeasured at fair value on a quarterly basis (see Note 12). The Company recognized $3.3 million and $3.6 million in non-cash stock-based compensation expense based on the estimated fair value on the date of grant of the shares issued, for the years ended June 30, 2013 and 2012, respectively.

The Class B Series Two and Class B Series Three common shares are not traded in an active market and have certain restrictions on their transferability. These shares are accounted for as a liability upon issuance, as a result of a put option they contain. In the case of the Class B Series Two common shares issued pursuant to the EIP during the period the IPS structure was in place, the put option provides for a fair market value of Class B Series Two common shares put at an amount equal to the weighted average trading price of the STI common shares for the ten consecutive trading days immediately prior to the date of put, plus Cdn. $3.847 (an amount equivalent to the historical value of the Subordinated Note component of the IPS). In the case of the Class B Series Three common shares to be utilized for EIP share grants subsequent to the end of the IPS structure, the put option provides for a fair market value of Class B Series Three common shares put at an amount equal to the weighted average trading price of the STI common shares for the ten consecutive trading days immediately prior to the date of put.

Stock based compensation expense associated with the issuance of Class B Series Two and Class B Series Three common shares is based on the trading value of the STI common shares at the date of grant, similar to the fair value of such common shares in connection with the put option values described above.

Accounting for Derivatives and Hedging Activities

Derivatives are recorded at fair value on the balance sheet, which, in accordance with ASC 820, Fair Value Measurements and Disclosure, requires that a company take into account its own credit risk and the credit risk of the counterparty when determining the fair value of financial assets and financial liabilities, including derivative instruments. Changes in fair value will be recorded in the income statement or through other comprehensive income depending on the nature of the derivative instrument. The Company did not elect hedge accounting for any of its derivative financial instruments and therefore records all changes in fair value in the income statement. The Company has offset the fair value amounts recorded on its forward foreign currency contracts executed with the same counterparty under an executed master netting arrangement.

Segment Reporting

The Company has two reportable segments, a transportation segment and an oil and gas segment. The transportation segment provides school bus and management services to public and private schools in North America. The oil and gas segment represents the Company’s investments as a non-operator in oil and gas interests.

Oil and Gas Interests

The Company holds non-operating interests in oil and gas properties, which are jointly owned with others. The financial statements reflect the Company’s proportionate interest in the oil and gas activities as a non-operator.

The Company uses the full-cost method of accounting for oil and gas interests to determine the capitalized cost, whereby certain expenditures related to the acquisition, exploration and development of oil and gas properties are capitalized. Capitalized costs include the cost of land acquired or leased, intangible drilling costs such as those for equipment, casing and attachments on both productive and non-productive wells. These costs, net of salvage values, are accumulated in a single cost center and are depleted and amortized using the units-of production method. Natural gas reserves and production are converted, at a ratio of six thousand cubic feet of natural gas to one barrel of oil, for depletion and depreciation purposes.

In connection with the oil and gas interests, the Company has an asset retirement obligation which represents the liability associated with the retirement of long-lived assets that arise from the acquisition, construction, development or normal operation of such assets.

Under US GAAP, the impairment test for oil and gas assets (the “ceiling test”) requires the Company to use tax effected discounted cash flow using a present value technique. Under ASC 932, Extractive Industries – Oil and Gas, the pricing assumption to be used in the ceiling test calculation is defined as the twelve month average of realized prices.

Earnings per Share

Basic and diluted earnings per share are calculated by dividing the net income for the period by the weighted number of shares outstanding during each period. The shares used in the calculation of basic earnings per share are based on the weighted average number of shares outstanding. Shares used in the calculation of diluted earnings per share are based on the weighted average number of shares outstanding plus an adjustment for the incremental shares that would be outstanding assuming the exercise of the Company’s Convertible Debentures. The net income for basic earnings per share is net earnings available to common stockholders. The net income for diluted earnings per share is net earnings available to common stockholders with interest expense associated with the Convertible Debentures added back (net of tax) for the assumed conversion of the Convertible Debentures into common stock.

Seasonality

The Company’s operations are seasonal and follow the school calendars of the public and private schools it serves. During the summer school break, revenue is derived primarily from summer camps and private charter services. Since schools are not in session, there is no school bus transportation revenue. Depreciation of fixed assets occurs in the months during which schools are in session, which is generally September through June. A full year’s worth of depreciation is recorded in these ten months to match the vehicles’ usage.

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, to limit the scope of the new balance sheet offsetting disclosure requirements to derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and securities borrowing and lending transactions. For public companies, the ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2012, or the first quarter of 2013 for fiscal years beginning after December 15, 2013 and interim and annual periods thereafter. The ASU should be applied prospectively. Early adoption is permitted.

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02 to improve the reporting of reclassifications out of accumulated other comprehensive income (AOCI). The ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. This is effective for annual periods beginning on or after January 1, 2013 (including interim periods within them) and retrospectively for all periods presented on the balance sheet.

ASC 350-30, Intangibles Other than Goodwill, was amended in July 2012, and gives Companies the option to first assess qualitative factors to determine if a quantitative impairment test of the indefinite-live intangible asset is necessary. If the qualitative assessment reveals that it’s more likely than not that the asset is impaired, a calculation of the assets’ fair value is required. Otherwise, no quantitative calculation is necessary. This is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

The Company will adopt these standards on July 1, 2013 and does not expect the adoption to have a material effect on its consolidated financial statements.

Business Combinations	12 Months Ended
Jun. 30, 2013
Business Combinations

3. Business Combinations

The Company did not complete any business acquisitions during fiscal 2013.

2012 Acquisitions

On May 24, 2012, the Company closed its acquisition of certain assets and contracts in both Texas and Washington from National Express Corporation (“NEX”). Earnings from the businesses acquired are included in the Company’s results of operations from the acquisition date. The aggregate purchase price for these assets was approximately $6.6 million.

Current assets, less current liabilities	$115
Property and equipment	16,366
Intangible assets	1,664
Deferred taxes	(4,617)

Fair value of net assets acquired	$13,528

The purchase price consisted of $6.4 million in cash and $0.2 million in contingent consideration associated with the renewal of four contracts due in 2013. All of the contingent consideration associated with this acquisition was paid as of June 30, 2013. Identifiable intangible assets consist of contract rights of $0.8 million that will be amortized over 20 years and covenants not to compete of $0.9 mill ion that will be amortized over an estimated useful life of one and one-half years.

The purchase price was lower than the fair value of the businesses acquired. NEX was required to dispose of these businesses by the U.S. Department of Justice in order to complete the acquisition of another competitor. Therefore the Company has recognized a gain of approximately $6.9 million, which is included in the consolidated statement of operations.

On November 15, 2011, the Company closed its acquisition of all of the outstanding common stock of Dairyland Buses, Inc., Dairyland-Hamilton Inc., Lakeland Area Bus Service, Inc., and Lakeside Buses of Wisconsin (collectively “Dairyland”), located in Waukesha, Wisconsin. Earnings of the acquired companies are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $47.0 million.

Current assets, less current liabilities	$2,726
Property and equipment	27,333
Intangible assets	7,600
Deferred taxes	(3,658)

Subtotal	34,001
Goodwill	12,999

Total	$47,000

The purchase price consisted of $47.0 million in cash. Identifiable intangible assets consist of contract rights of $4.8 million that will be amortized over 20 years, covenants not to compete of $0.1 million that will be amortized over an estimated useful life of one year and trade names of $2.7 million with an indefinite life. Approximately $0.5 million dollars of acquisition-related costs have been recognized as an expense in the statement of operations during fiscal year 2012. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. The Company finalized the purchase price of this acquisition during fiscal year 2013, based on the final tax basis of the assets acquired. This resulted in a decrease in goodwill and a decrease in deferred taxes of $3.1 million. Goodwill related to this acquisition of $2.3 million is deductible for tax purposes.

On October 7, 2011, the Company closed its acquisition of all of the outstanding common stock of School Transportation Services, LLC (the “STS” acquisition), located in Passaic County, New Jersey. Earnings of the acquired company are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $4.5 million.

Current assets, less current liabilities	$75
Property and equipment	967
Intangible assets	1,221

Subtotal	2,263
Goodwill	2,237

Total	$4,500

The purchase price consisted of $4.1 million in cash and $0.4 million in the form of promissory notes. Identifiable intangible assets consist of contract rights of $1.2 million that will be amortized over 20 years and covenants not to compete of sixty two thousand dollars that will be amortized over an estimated useful life of five years. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages.

The Company closed the following additional acquisitions during the twelve months ended June 30, 2012:

•	July 13, 2011 – the Company acquired certain assets of Schumacher Bus Lines, located in Schumacher, Ontario, Canada

•	August 4, 2011 – the Company acquired certain assets and contracts of S&K Transportation Inc., located in Listowel, Ontario Canada

•	August 26, 2011 – the Company purchased all the outstanding stock of A&B Bus, Co. located in Irwindale, California

•	December 20, 2011 – the Company acquired certain assets and contracts of Safe Start Transportation of New Jersey LLC, located in Toms River, New Jersey.

Earnings of the acquired companies are included in the Company’s results of operations from their respective acquisition date. The aggregate purchase price of these acquisitions was $3.8 million.

Current assets, less current liabilities	$(2)
Property and equipment	2,543
Intangible assets	470
Deferred Taxes	(156)

Subtotal	2,855
Goodwill	949

Total	$3,804

The purchase price of these acquisitions consisted of $3.6 million in cash and approximately $0.2 million in contingent consideration, which relates to contract renewal and certain revenue targets being achieved. The Company paid forty thousand dollars of this contingent consideration during fiscal year 2013. Identifiable intangible assets consist of contract rights of $0.5 million that will be amortized over 20 years. The goodwill attributed to these acquisitions includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to these acquisitions is deductible for tax purposes.

The following unaudited pro forma financial information combines the consolidated results from operations as if all of the 2012 acquisitions had occurred as of July 1, 2011. Pro forma adjustments only include the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial information. The 2013 results include the actual results of operations for the 2012 acquisitions for the entire year. The unaudited results are as follows:

	Actual for Fiscal Year Ended June 30, 2013	Pro Forma Basis for Fiscal Year Ended June 30, 2012
Revenue	$423,688	$396,618
Net Income	3,869	1,568
Basic and diluted net income per common share	$0.05	$0.02

The pro forma financial information is not necessarily indicative of operating results that would have occurred had the 2012 acquisitions been consummated as of July 1, 2011, nor is it indicative of future operating results.

Property and Equipment	12 Months Ended
Jun. 30, 2013
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following:

June 30, 2013	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,282	$—	$5,282
Buildings	5,324	(684)	4,640	40
Transportation equipment	352,683	(157,236)	195,447	7 to 11
Leasehold improvements	5,065	(1,521)	3,544	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	14,106	(5,220)	8,886	3 to 5

	$382,460	$(164,661)	$217,799

June 30, 2012	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$4,664	$—	$4,664
Buildings	5,055	(570)	4,485	40
Transportation equipment	334,023	(130,755)	203,268	7 to 11
Leasehold improvements	3,793	(957)	2,836	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	9,186	(4,926)	4,260	3 to 5

	$356,721	$(137,208)	$219,513

Oil and Gas Interests	12 Months Ended
Jun. 30, 2013
Oil and Gas Interests

5. Oil and Gas Interests

Oil and gas interests consist of the following:

	2013	2012
Oil and gas interests	$15,572	$14,467
Less accumulated depletion	(8,102)	(7,244)

	$7,470	$7,223

The Company does not capitalize any of its own administrative or interest costs and accounts for these costs as expenses during the year. There were no costs excluded from costs subject to depletion and depreciation at the balance sheet dates.

Under full cost accounting many costs incurred will be capitalized even though they have not resulted in an increase in the future revenue generating capacity of the enterprise. Accordingly, it is widely recognized that there should be a limit on the aggregate costs that may be carried forward for amortization against revenue of future periods (the “ceiling test”); the Company performed a ceiling test calculation at both June 30, 2013 and 2012. The ceiling test requires the Company to use tax effected discounted cash flows using a present value technique. The sales prices used for the ceiling test were $94.95 per barrel for oil and $3.62 per thousand cubic feet of natural gas. Based on the calculations under the first step of the ceiling test, the Company determined that its oil and gas interests are recoverable.

Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2013
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

Intangible assets consist of the following:

	2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,142	$(19,700)	$46,442	14
Covenants not to compete	15,015	(14,625)	390	1
Trade names	22,979	—	22,979	None (Indefinite Life)

Total	$104,136	$(34,325)	$69,811

	2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,723	$(16,585)	$50,138	16
Covenants not to compete	15,062	(13,754)	1,308	4
Trade names	23,145	—	23,145	None (Indefinite Life)

Total	$104,930	$(30,339)	$74,591

Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2014	$3,552
2015	3,229
2016	3,218
2017	3,208
2018	3,204

$16,411

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2013 and 2012:

Balance as of June 30, 2011	$125,750

Goodwill related to acquisitions	19,392
Foreign currency effects on Goodwill	(2,452)

Balance as of June 30, 2012	$142,690

Goodwill related to the finalization of purchase accounting for 2012 acquisitions	(2,983)
Foreign currency effects on Goodwill	(1,395)

Balance as of June 30, 2013	$138,312

Income Taxes	12 Months Ended
Jun. 30, 2013
Income Taxes

7. Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	2013	2012
Federal: Canada
Current	$276	$1,177
Deferred	819	156

	1,095	1,333

Provincial: Canada
Current	602	965
Deferred	(681)	150

	(79)	1,115

Foreign:
Current	339	105
Deferred	879	(4,645)

	1,218	(4,540)

Total provision (benefit)	$2,234	$(2,092)

The components of income before income tax provision (benefit) for income taxes are as follows:

	2013	2012
Domestic	$4,735	$3,151
Foreign	1,368	(2,989)

Total	6,103	162

The difference between the effective rate reflected in the income tax provision (benefit) for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2013 and June 30, 2012 is analyzed below:

	2013	2012
Provision for income taxes at statutory rate	$946	$25
Provincial taxes	671	333
Foreign rate differential	371	(49)
Canadian rate difference	215	400
Gain on bargain purchase	—	(2,769)
Permanent items	80	483
Other	(49)	(515)

	$2,234	$(2,092)

Deferred taxes arise because of the differences in the book and tax basis of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	2013	2012
Deferred tax liabilities
Intangibles	$(26,585)	$(27,870)
Property and equipment	(52,184)	(53,834)

Total deferred tax liabilities	(78,769)	(81,704)

Deferred tax assets:
Net operating loss carry forward	26,088	27,444
Other	12,691	11,580

Total deferred tax assets	38,779	39,024
Valuation allowance	(337)	(33)

Net deferred tax assets	38,442	38,991

Net deferred tax liabilities	$(40,327)	$(42,713)

It is the Company’s intention to reinvest the undistributed earning of its foreign subsidiaries and thereby indefinitely postpone their remittance. As a result, deferred income taxes have not been provided on undistributed earnings of foreign subsidiaries of the Company.

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2013	2012
Balance at July 1,	$1,704	$1,069
Additions for tax position related to current year	—	635

Balance at June 30,	$1,704	$1,704

The total amount of the unrecognized tax benefits, if recognized would favorably impact the effective tax rate by $1.7 million. Not included in the amounts above are approximately thirty two thousand and $0.1 million of interest and penalties for the fiscal years ended June 30, 2013 and 2012, respectively, which are included as a component of the income tax provision (benefit) on the consolidated statement of operations. None of the unrecognized tax benefits are expected to reverse in the next year. All tax years starting with June 30, 2009 are currently open in the United States. All tax year starting with June 30, 2005 are currently open in Canada.

At June 30, 2013, the Company has available U.S. net operating loss carry forwards of approximately $59.1 million expiring in the years 2016 through 2026 and Canadian non-capital loss carry forwards of approximately $9.0 million expiring in the years 2018 through 2033. These deferred tax assets are offset by a valuation allowance of approximately $0.3 million.

Debt	12 Months Ended
Jun. 30, 2013
Debt

8. Debt

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2013		June 30, 2012
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement Revolving credit facility	$—	$78,541	$—	$49,995
Convertible Debentures	—	106,703	—	130,422
Senior Secured Notes	—	35,000	—	35,000
Promissory notes due to former owners	—	—	575	—

	$—	$220,244	$575	$215,417

Maturities of long-term debt are as follows:

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Total
Year ending June 30,
2014	$—	$—	$—	$—
2015	—	47,538	—	47,538
2016	—	—	—	—
2017	—	—	35,000	35,000
2018	78,541	59,165	—	137,706
thereafter	—	—	—	—

	$78,541	$106,703	$35,000	$220,244

Third Amended and Restated Credit Agreement and Senior Secured Notes

On February 27, 2013, the Company amended its Third Amended and Restated Credit Agreement (the “Credit Agreement”). The amendment extended the maturity date (previously due February 4, 2016) to February 27, 2018, or if earlier, 90 days prior to the maturity of the Senior Secured Notes and increased the commitments to $155.0 million, from the previous commitments of $140.0 million. The current commitments include a US $110.0 million loan facility and a Canadian $45.0 million loan facility both of which are available to fund working capital requirements and to fund acquisitions and investment requirements for new revenue and bid-in contracts. The increase in the facility was a result of certain existing lenders increasing their commitments as well as a new lender joining the bank group, who replaced an existing lender. The amendment also included a margin reduction of 50 basis points on interest payments. The Company wrote off $0.3 million in deferred financing cost associated with this debt modification, which is included in interest expense in the consolidated statement of operations.

The Company may request an increase to the $155.0 million initial commitment for up to $100.0 million in additional commitments (the “Accordion Feature”), so long as no default or event of default has occurred and is continuing. Each lender under the Third Amended and Restated Credit Agreement shall have the option to subscribe for a portion of the remaining Accordion Feature and any portion not so subscribed may be assumed by one or more of the existing lenders or by another financial institution as agreed by the Company and the Agent under the agreement. At June 30, 2013 the Company had approximately $75.5 million in borrowing availability under the Credit Agreement.

On November 10, 2011, the Company rolled over and extended the maturity of its $35.0 million of fixed rate Senior Secured Notes (previously due December 14, 2011), for an additional five year term, carrying a fixed coupon of 4.246% (the previous fixed coupon was 5.941%). The Senior Secured Notes rank pari-passu with borrowings under the Third Amended and Restated Credit Agreement and have a maturity date of November 10, 2016. The extension was accounted for as a modification of debt, and as such transaction costs related to the modification have been recorded on the balance sheet and are being amortized over the term of the notes.

Borrowings under the Third Amended and Restated Credit Agreement are collateralized by (i) the unencumbered assets of STA Holdings and its subsidiaries, and certain shares of the capital stock of STA Holdings and the capital stock of each of its subsidiaries and (ii) by the unencumbered assets of Parkview Transit and its subsidiaries and the capital stock of Parkview Transit and the capital stock of each of its subsidiaries. In addition, payment and performance of the obligations under the Third Amended and Restated Credit Agreement are guaranteed by each of STA Holdings’ subsidiaries. Borrowings under the Senior Secured Notes are collateralized by the unencumbered assets of STA Holdings and its US subsidiaries, and certain shares of the capital stock of STA Holdings and the capital stock of each of its US subsidiaries. In addition, payment and performance of the obligations under the Senior Secured Notes are guaranteed by each of STA Holdings US subsidiaries.

Borrowings under the Third Amended and Restated Credit Agreement may be Base Rate Loans or Eurodollar Loans, as defined in the Credit Agreement. Base Rate Loans bear interest at the base rate, as defined in the Credit Agreement (3.25% at June 30, 2013), plus the applicable margin, which ranges from 0.50% to 1.25% depending on STA Holdings’ senior leverage ratio on the pricing date. Eurodollar Loans bear interest at the adjusted LIBOR rate, as defined in the Credit Agreement, (0.2756% at June 30, 2013) plus the applicable margin, which ranges from 1.75% to 2.50% depending on STA Holdings’ senior leverage ratio on the pricing date. The effective interest rate on the Credit Agreement was 4.1% for the year ended June 30, 2013.

The Company was in compliance with all debt covenants related to both the Third Amended and Restated Credit Agreement and the Senior Secured Notes at June 30, 2013.

Convertible Debentures

On June 7, 2011, the Company issued the 6.25% Convertible Debentures due June 30, 2018 at a price of $1,000 per debenture, for total gross proceeds of $60.0 million. The 6.25% Convertible Debentures of STI are denominated in U.S. dollars and upon maturity the principal amount will be payable in U.S. dollars. The conversion feature of this debenture provides that these US dollar denominated notes can be converted into Canadian denominated common shares of the Company. As such, the conversion feature represents on embedded derivative that is required to be bifurcated and accounted for separately. The Company recorded the embedded derivative liability as a component of other liabilities on the balance sheet.

The embedded conversion liability is recorded at fair value in other liabilities at each reporting period end with the non-cash changes in fair value included in the consolidated statement of operations. In addition, as the functional currency of STI is the Canadian dollar, unrealized gains or losses on re-measurement of the 6.25% Convertible Debentures into Canadian dollars are considered transaction gains and losses, at the STI level, and are also included in the consolidated statement of operations.

Interest on the 6.25% Convertible Debentures is payable semi-annually, in arrears, on June 30 and December 31 of each year.

Each 6.25% Convertible Debenture is convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of $9.50 per common share (the “6.25% Convertible Debenture Conversion Price”) which is equivalent to 105.2632 common shares for each $1,000 principal amount of the 6.25% Convertible Debenture.

The 6.25% Convertible Debentures are not redeemable prior to June 30, 2014. The Company will have the right, at its option, to redeem the 6.25% Convertible Debentures in whole or in part, from time to time, on or after July 1, 2014 but prior to June 30, 2016, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the 6.25% Convertible Debenture Conversion Price. After June 30, 2016 and prior to maturity the Company will have the right, at its option to redeem the 6.25% Convertible Debentures in whole or in part, from time to time, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest.

On June 21, 2010, the Company issued the 6.75% Convertible Debentures due June 30, 2015 at a price of Cdn $1,000 per debenture, for total gross proceeds of $48.2 million (Cdn $50 million).

Upon maturity the principal amount of the 6.75% Convertible Debentures will be payable in Canadian dollars. The 6.75% Convertible Debentures of STI are denominated in Canadian dollars, and as such, they are not required to be bifurcated into separate debt and equity components. On October 26, 2009, the Company issued the 7.5% Convertible Debentures due October 31, 2014 at a price of Cdn $1,000 per debenture, for total gross proceeds of $42.1 million (Cdn $45 million), with an underwriters’ over-allotment option to purchase an additional Cdn $6.7 million of 7.5% Convertible Debentures. On November 10, 2009, the full amount of the underwriters’ over-allotment option was exercised for total gross proceeds of $6.4 million. The 7.5% Convertible Debentures of STI were denominated in Canadian dollars, and as such, they were not required to be bifurcated into separate debt and equity components. The remaining balance of the 7.5% Convertible Debentures was redeemed on November 2, 2012 as discussed below.

Interest on the 7.5% Convertible Debentures was payable semi-annually, in arrears, on October 31 and April 30 of each year and interest on the 6.75% Convertible Debentures is payable semi-annually, in arrears, on June 30 and December 30 of each year.

Each of the 7.5% Convertible Debentures was and the 6.75% Convertible Debentures are convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of Cdn $5.15 per common share (the “7.5% Convertible Debenture Conversion Price”) which is equivalent to 194.1748 common shares for each Cdn $1,000 principal amount of the 7.5% Convertible Debenture and a conversion price of Cdn $7.25 per common share (the “6.75% Convertible Debenture Conversion Price”) which is equivalent to 137.9310 common shares for each Cdn $1,000 principal amount of the 6.75% Convertible Debenture.

The 7.5% Convertible Debentures were not redeemable prior to October 31, 2012. The Company had the right, at its option, to redeem the 7.5% Convertible Debentures in whole or in part, from time to time, after November 1, 2012, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice was given was at least 125% of the 7.5% Convertible Debenture Conversion Price. The Company has redeemed the 7.5% Convertible Debentures as discussed below. The 6.75% Convertible Debentures are not redeemable prior to June 30, 2013. The Company will have the right, at its option, to redeem the 6.75% Convertible Debentures in whole or in part, from time to time, after July 1, 2013, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the 6.75% Convertible Debenture Conversion Price.

On October 3, 2012, the Company announced that it had exercised its right to redeem its 7.5% Convertible Debentures maturing on October 31, 2014 in accordance with the terms of the trust indenture dated as of October 26, 2009 between STI and Computershare Trust Company of Canada governing the 7.5% Convertible Debentures. The redemption of the 7.5% Convertible Debentures was effective on November 2, 2012.

From July 1, 2012, through November 1, 2012, Cdn $22.4 million of the Company’s 7.5% Convertible Debentures were converted into 4,347,368 shares of common stock. On November 2, 2012, the Company redeemed the remaining Cdn $0.3 million in principal amount of 7.5% Convertible Debentures for cash. During the 2012 and 2011 fiscal years Cdn $3.4 million and Cdn $25.7 million, respectively, of the Company’s 7.5% Convertible Debentures were converted into 656,297 common shares and 4,985,420 common shares, respectively.

The 7.5% Convertible Debentures, the 6.75% Convertible Debentures and the 6.25% Convertible Debentures are collectively referred to as the “Convertible Debentures”. The Convertible Debentures are subordinate to both the Third Amended and Restated Credit Agreement and the Senior Secured Notes.

The Company may at its option, subject to applicable regulatory approval, elect to satisfy its obligation to pay the outstanding principal amount of the Convertible Debentures in whole, by issuing and delivering common shares for each Cdn $1,000 principal amount of the 6.75% Convertible Debentures and US $1,000 principal amount of the 6.25% Convertible Debentures. The amount of common shares delivered is obtained by dividing each principal amount of Convertible Debentures by 95% of the current market price of the common shares on the date set for redemption or the maturity date.

The Company may elect, subject to applicable regulatory approval, to issue and deliver common stock of the Company to the indenture trustee under the Convertible Debentures indentures, to sell in the open market, to satisfy the Company’s obligation to pay interest on the Convertible Debentures on each interest payment date. The Convertible Debenture holders will receive a cash payment in satisfaction of the interest obligation equal to the interest payable from the sale of such common shares.

The Company must commence, within 30 days of a Change in Control (as defined in the Convertible Debenture indentures), an offer to purchase all of the Convertible Debentures then outstanding at a purchase price equal to 101% of the principal amount of the Convertible Debentures, plus accrued and unpaid interest thereon.

Promissory Notes Due to Former Owners

Promissory notes due to former owners represent notes issued by STA Holdings in connection with its prior acquisitions of various businesses. All promissory notes due to formers owners were paid off in fiscal 2013.

In the event of liquidation of the Company, payments of principal and interest on indebtedness to the former owners are subordinate to the payment of any senior debt of the Company.

Asset Retirement Obligation	12 Months Ended
Jun. 30, 2013
Asset Retirement Obligation

9. Asset Retirement Obligation

ASC 410-20, Asset Retirement Obligation, establishes standards for the recognition, measurement and disclosure of liabilities for asset retirement obligations and the associated asset retirement costs. The standards apply to legal obligations associated with the retirement of long-lived tangible assets that arise from the acquisition, construction, development or normal operation of such assets. The standards require that a liability for an asset retirement obligation be recognized in the period in which it is incurred and when a reasonable estimate of the fair value of the liability can be made. Furthermore, a corresponding asset retirement cost should be recognized by increasing the carrying amount of the long lived asset. The asset retirement cost is subsequently allocated in a rational and systematic method over the underlying asset’s useful life. The initial fair value of the liability is accreted, by charges to operations, to its estimated normal fair value. The obligation relates to the cost associated with shutting down oil and gas wells. The Company recorded accretion expense of thirty five thousand dollars and $0.1 million for the years ended June 30, 2013 and 2012, respectively.

At June 30, 2013, the present value of the Company’s asset retirement obligation was $0.6 million. The Company expects the discounted obligation to become payable over the next 50 years. A discount rate of 6.8% was used to calculate the present value of the asset retirement obligation. If the Company had estimated the asset retirement obligation using undiscounted cash flows it would amount to approximately $1.3 million.

Common Shares	12 Months Ended
Jun. 30, 2013
Common Shares

10. Common Shares

The authorized share capital of the Company consists of an unlimited number of no par value common and preferred shares. At June 30, 2013 there are no preferred shares issued and outstanding.

Pursuant to its Dividend Reinvestment Plan (the “Plan”), the Company issued 1,501,679 and 1,313,455 common shares during the fiscal years ended June 30, 2013 and 2012, respectively. The share issued pursuant to the plan represent dividend payments of $9.5 million and $8.1 million, for the fiscal years ended June 30, 2013 and 2012, respectively, which have been recorded as a non-cash financing activity in each year. The Plan was established to enable eligible shareholders of the Company to reinvest dividends paid on their common shares to acquire additional common shares of the Company. The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.

During the 2013 and 2012 fiscal years, Company issued 4,347,368 and 656,297 common shares, respectively, having an approximate value of $22.4 million and $3.3 million, respectively, in connection with conversions of the Company’s 7.5% Convertible Debentures, which have been recorded as a non-cash financing activity in each year (see Note 8).

On October 19, 2012, the Company received approval from the Toronto Stock Exchange (the “Exchange”) to renew its normal course issuer bid (the “NCIB”) for a portion of its common shares as appropriate opportunities arise. The Company was permitted to commence purchasing common shares under the renewed normal course issuer bid on or about October 24, 2012. Pursuant to the NCIB, the Company is permitted to purchase up to Cdn $5.0 million of the Company’s common shares in the twelve month period commencing October 24, 2012 and ending on October 23, 2013. During the 2013 and 2012 fiscal years, the Company purchased and cancelled 401,076 and 96,300 common shares, respectively, having a value of $2.5 million and $0.6 million, respectively, pursuant to the NCIB.

On March 19, 2012, the Company issued 10,950,000 common shares pursuant to a bought deal for total gross cash proceeds of $75.7 million (Cdn $75.0 million) (the “2012 Bought Deal”). The net proceeds of $71.1 million (Cdn $70.5 million), after commissions and fees, were used entirely to pay down debt on the Company’s senior credit facility (see Note 8).

On March 23, 2012, the Company issued 1,300,000 common shares in connection with the overallotment option under the 2012 Bought Deal, for total gross proceeds of $8.9 million (Cdn $8.9 million). The net proceeds of $8.5 million (Cdn $8.5 million), after commissions and fees, were used entirely to pay down debt on the Company’s senior credit facility (see Note 8).

Common shares issued and outstanding are 81,358,291 and 75,910,320 million at June 30, 2013 and 2012, respectively.

Earnings per Share	12 Months Ended
Jun. 30, 2013
Earnings per Share

11. Earnings per Share

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve Months Ended June 30, 2013	Twelve Months Ended June 30, 2012
Weighted-average shares outstanding-basic	79,427,661	66,139,402
Potential dilutive effect of shares to be issued to settle the debentures	14,595,564	17,994,859

Weighted-average shares outstanding-diluted	94,023,225	84,134,261

The computations for basic and diluted income per common share are as follows:

	Twelve Months Ended June 30, 2013	Twelve Months Ended June 30, 2012
Net income -basic	$3,869	$2,254
Add back: Interest expense on debentures (net of tax)	4,634	5,411

Net income used for diluted earnings per share	8,503	7,665

Basic income per share	$0.05	$0.03

Diluted income per share	$0.05	$0.03

The conversion of the convertible debentures is anti-dilutive for both years ended June 30, 2013 and 2012.

Stock Based Compensation	12 Months Ended
Jun. 30, 2013
Stock Based Compensation

12. Stock Based Compensation

The shareholders of the Company approved the adoption by STA Holdings of the EIP, at the annual general meeting held on December 8, 2005. As part of the 2005 EIP plan formation, the shareholders approved an initial allotment of 717,747 Class B Series Two common shares of STA Holdings, which have been granted to management. On November 13, 2008, an additional allotment of 1,446,291 Class B Series Two common shares was approved by the shareholders. These shares are accounted for as a liability upon issuance, as a result of a put option they contain.

On March 5, 2010, STA Holdings amended its Certificate of Incorporation in order to differentiate those Class B common shares issued pursuant to the EIP while the Company was under the IPS structure from those issued and those to be issued subsequent to the end of the IPS structure. Pursuant to the amendment, the authorized Class B Series Two common shares were split into Class B Series Two common shares, which have been issued pursuant to the EIP during the period the IPS structure was in place, and Class B Series Three common shares, which will be utilized for all future share grants under the EIP, subsequent to March 5, 2010. On November 8, 2012, an additional allotment of 2,265,000 Class B Series Three common shares was approved by the shareholders. The holders of the Class B Series Two common shares are entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the distributions per IPS that were paid historically to the holders of IPS’s. The holders of the Class B Series Three common shares will be entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the dividends received by the holders of STI common shares.

Pursuant to the liquidity provisions of the EIP, all Class B Series Two common shares historically granted, that remain outstanding, are available to be “put” back to the Company, while the holders of Class B Series Three common shares will have an option to “put” up to one third of the shares awarded each year back to the Company, starting one year immediately following the grant. All new share awards under the EIP will be in the form of grants of Class B Series Three common shares, and there will be no further issuances of Class B Series Two common shares.

These shares are classified as a liability and re-measured at fair value at the end of each reporting period. Changes in fair value and distributions on the Class B Series Two and Class B Series Three common shares are recorded as a component of other expense, net in the consolidated statement of operations. Shares granted are fully vested on the grant date.

The following tables summarize the Class B Series Two common shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	327,040	(190,449)	136,591
Redemptions	(72,075)	—	(72,075)

Shares outstanding at June 30, 2013	254,965	(190,449)	64,516

Pursuant to the liquidity provision of the EIP plan, 72,075 shares were “put” back to the Company during the year ended June 30, 2013 for which the Company paid $0.8 million. The fair value of the Class B Series Two common shares outstanding at June 30, 2013 represents a liability of $0.6 million all of which is recorded in other current liabilities. This amount represents the current value of those shares eligible to put in the next twelve months pursuant to the EIP plan.

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	423,759	(190,449)	233,310
Redemptions	(96,719)	—	(96,719)

Shares outstanding at June 30, 2012	327,040	(190,449)	136,591

Pursuant to the liquidity provision of the EIP plan, 96,719 shares were “put” back to the Company during the year ended June 30, 2012 for which the Company paid $1.0 million. The fair value of the Class B Series Two common shares outstanding at June 30, 2012 represents a liability of $1.4 million all of which is recorded in other current liabilities. This amount represents the current value of those shares eligible to put in the next twelve months pursuant to the EIP plan.

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111
Grants	495,020	(127,145)	367,875
Redemptions	(121,396)	—	(121,396)

Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590

The Company recognized $3.3 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2013, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 121,396 shares were “put” back to the Company during the year ended June 30, 2013 for which the Company paid $0.8 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2013 represents a liability of $7.0 million, of which $4.6 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is record in Class B Series Three common share liability.

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	715,401	(176,867)	538,534
Grants	625,970	(166,850)	459,120
Redemptions	(80,543)	—	(80,543)

Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111

The Company recognized $3.6 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2012, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 80,543 shares were “put” back to the Company during the year ended June 30, 2012 for which the Company paid $0.5 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2012 represents a liability of $6.1 million, of which $2.8 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is record in Class B Series Three common share liability.

Financial Instruments	12 Months Ended
Jun. 30, 2013
Financial Instruments

13. Financial Instruments

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2013	As at June 30, 2012
Cash	$6,929	$5,013

Accounts receivable	$40,971	$35,481

Accounts payable	$1,724	$963
Other accrued liabilities	33,467	33,195
Class B Series Two and Three share liability	7,615	7,487
Long-term debt (including portion due within one year)	220,244	215,992
Conversion right on 6.25% Convertible Debentures	954	2,080
Derivative financial instrument	820	164
Other long term liabilities	12,641	10,872

	$277,465	$270,753

The carrying amounts of cash, accounts receivable, accounts payable, and other accrued liabilities approximate fair value because of the short-term maturity of these items. The carrying amount of long-term debt, which bears interest at both fixed and floating rates, also approximates fair value. Foreign currency exchange contract are measured at fair value, based on appropriate valuation methodologies. The fair value of the Class B Series Two common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation plus Cdn $3.847 (reflecting the equivalent value of the Subordinated Note component of the IPS) and the fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation. Other long term liabilities consist primarily of insurance reserves which are valued upon actuarial analysis.

The fair value of a financial instrument is the amount of consideration that could be agreed upon in an arm’s length transaction between knowledgeable willing parties who are under no compulsion to act. In certain circumstances, however, the initial fair value may be based upon other observable current market transactions in the same instrument, without modification or on a valuation technique using market-based inputs.

Fair value measurements are categorized using a fair value hierarchy that reflects the significance of inputs used in determining the fair values:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets or liabilities or valuation techniques where significant inputs are based on observable market data.

Level 3: Valuation techniques for which any significant input is not based on observable market data.

Each type of fair value is categorized based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2013
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$820	$—	$820
Class B Series Two and Three common share liability	—	7,615	—	7,615
Conversion right on 6.25% Convertible Debentures	—	—	954	954

	$—	$8,435	$954	$9,389

As at June 30, 2012
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$164	$—	$164
Class B Series Two and Three common share liability	—	7,487	—	7,487
Conversion right on 6.25% Convertible Debentures	—	—	2,080	2,080

	$—	$7,651	$2,080	$9,731

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2013 and 2012, respectively.

Conversion rights on 6.25% Convertible Debentures For the twelve months ended June 30,	2013	2012
Beginning balance at July 1,	$2,080	$1,099
Total unrealized (gain) loss:
Non-cash (gain) loss on conversion feature	(1,142)	972
FX impact on conversion feature	16	9

Ending balance at June 30,	$954	$2,080

The decrease in fair value of the conversion rights was driven largely by the change in the Company’s stock price volatility which decreased to 23.0% from 25.0% in the twelve months ended June 30, 2013. The increase in fair value of the conversion rights was driven largely by the change in the Company’s stock price volatility which increased to 25.0% from 20.0% in the twelve months ended June 30, 2012.

The Company uses a binomial model to fair value the conversion rights on the 6.25% Convertible Debentures which takes into account the Company’s stock price volatility, the bond yield and other market factors. This is considered a level 3 value due to the sensitivity of the model to movements in volatility which is not directly observable. The change in fair value of the conversion rights led to income of $1.1 million in the statement of operations for the year ended June 30, 2013.

The Company has exposure to interest rate risk, foreign currency exchange risk, credit risk and liquidity risk. The Company’s management has overall responsibility for the establishment of the Company’s risk management framework, with oversight provided by the Board of Directors.

Interest Rate Risk

The Company’s interest rate risk primarily arises from its variable rate borrowings under the senior credit facility, which bears a floating rate of interest. The Company manages its interest rate exposure by using a combination of fixed and variable rate debt. The Company has secured fixed rate financing in the form of its Senior Secured Notes and its Convertible Debentures.

At June 30, 2013, the Company had $113.5 million in outstanding senior indebtedness (comprised of $78.5 million in revolving credit facility borrowings and $35.0 million in fixed rate Senior Secured Notes) as well as $106.7 million in fixed rate Convertible Debentures.

A 100 basis point change in interest rates, with all other variables held constant, applied to the outstanding credit facility borrowings as at June 30, 2013, would result in an annual change in interest expense and a corresponding change in cash flows of approximately $0.8 million.

Foreign Currency Exchange Risk

The Company manages the exposure to currency fluctuations through foreign currency exchange contracts. In order to mitigate the impact of fluctuations in exchange rates between the Canadian dollar and the U.S. dollar, the Company has entered into Canadian dollar / U.S. dollar exchange contracts which covers approximately 38% of the anticipated dividends and interest payable in Canadian dollars through September 2014.

STA Holdings has 15 monthly forward foreign exchange contracts (the “Forward Contracts”) outstanding under which the Company will sell U.S. dollars each month for a fixed amount of Canadian dollars.

At June 30, 2013, the Company had the following outstanding contracts relating to dividend and interest payments:

Contract Dates	Number of Contracts	US$ to be delivered (in millions)	Cdn$ to be received (in millions)	Cdn$ per US$ (weighted average)
July 2013 -June 2014	12	14.6	14.7	1.0009
July 2014- September 2014	3	3.6	3.7	1.0305

	15	18.2	18.4

The Forward Contracts do not qualify as a cash flow hedge for accounting purposes, and the change in the fair value of the Forward Contracts is recorded in the consolidated statement of operations. The Company recorded a non cash loss for the year ended June 30, 2013, of $0.7 million in connection with the changes in fair value of the Forward Contracts, which is included in the consolidated statement of operations in unrealized loss on Forward Contracts. The value of the Forward Contracts represents a liability of $0.8 million as at June 30, 2013.

The Company recorded a non-cash loss for the year ended June 30, 2013 of $2.0 million on the re-measurement of its 6.25% Convertible Debentures (see Notes 2 and 8) which is included in the consolidated statement of operations. This was partially offset by the re-measurement of the Company’s intercompany loan receivable balance (see Note 2), which resulted in a non-cash gain of $2.1 million which is included in the consolidated statement of operations.

The Company uses cash flows from its Canadian operations to partially mitigate the exchange rate risk on the common share dividends and the Convertible Debentures interest payments.

The Company prepares its financial statements in U.S. dollars. In connection with the Company’s Canadian operations, approximately 22.4% of the Company’s consolidated income before taxes are incurred in Canadian dollars. The results of the Canadian operations are translated into U.S. dollars for financial statement reporting purposes.

Changes in the Canadian dollar / U.S. dollar currency exchange rate from period to period will impact the translated U.S. dollar equivalent results of the Canadian operations. The Company recorded a gain of $0.2 million on the translation of its monthly dividends into U.S. dollars (which included the liquidation of the monthly currency contracts used to hedge the dividends). Both of these transactions are recorded in foreign currency gain in the consolidated statements of operations.

Credit Risk

The Company is exposed to credit risk in its cash and cash equivalents, accounts receivable and to the credit risk of its derivative financial instrument counterparties if they do not meet their obligations. The Company minimizes the credit risk of cash by depositing such with only reputable financial institutions with federally insured backing. The Company minimizes the credit risk of its derivative financial instruments by dealing only with reputable financial institutions and monitoring the credit risk of these financial institutions. As the Company does not utilize credit derivatives or similar instruments, the maximum exposure to credit risk is the full carrying value of the financial instrument or face value of open derivative financial instruments.

Receivables from the transportation segment are secured by the creditworthiness of local municipalities and agencies. The majority of the customers are local school districts that are funded through a combination of local taxes and funding from state/provincial and federal governments. The Company has historically had excellent collections experience with these customers and believes that these receivables are collectable. Receivables from the oil and gas segment are due from reputable general partners operating large partnerships in the oil and gas industry. Consistent with the Company’s history there were minimal write-offs of accounts receivable during the fiscal years ended June 30, 2013 and 2012.

Segment Information	12 Months Ended
Jun. 30, 2013
Segment Information

14. Segment Information

The Company has two reportable segments, a transportation segment and an oil and gas segment. The Company reassesses its reportable segments at least annually. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada.

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2013 and 2012:

	2013
	Revenues	Property and Equipment (net)	Goodwill
United States	$346,109	$172,219	$96,124
Canada	72,725	45,580	42,188

Total	$418,834	$217,799	$138,312

For the year ended June 30, 2013, the oil and gas segment, which is located in the United States, had revenues of $4.9 million and net oil and gas interests of $7.5 million. There is no goodwill associated with this segment.

	2012
	Revenues	Property and Equipment (net)	Goodwill
United States	$300,862	$167,928	$99,105
Canada	63,003	51,585	43,585

Total	$363,865	$219,513	$142,690

For the year ended June 30, 2012, the oil and gas segment, which is located in the United States, had revenues of $5.1 million and net oil and gas interests of $7.2 million. There is no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2013	2012
Revenue
Transportation	$418,834	$363,865
Oil and gas	4,854	5,121

	$423,688	$368,986

Operating earnings
Transportation	$15,770	$12,888
Oil and gas	1,163	1,326

	16,933	14,214
Unallocated expenses	10,830	14,052
Provision (benefit) for taxes	2,234	(2,092)

Net Income	$3,869	$2,254

	2013	2012
Capital Expenditures
Transportation	$40,148	$47,416
Oil and gas	1,693	1,200

	$41,841	$48,616

Depreciation, depletion and amortization
Transportation	$45,028	$39,587
Oil and gas	1,019	999

	$46,047	$40,586

Total Assets
Transportation	$503,780	$513,083
Oil and gas	9,045	8,717

	$512,825	$521,800

Total Liabilities
Transportation	$316,672	$312,106
Oil and gas	1,671	1,876

	$318,343	$313,982

Lease Commitments	12 Months Ended
Jun. 30, 2013
Lease Commitments

15. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $10.3 million and $9.5 million for the years ended June 30, 2013 and 2012, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $14.9 million and $11.7 million for the years ended June 30, 2013 and 2012, respectively. The terms of these and other leases expire at various times through 2022.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2014	$11,009	$13,483	$24,492
2015	7,953	12,467	20,420
2016	6,558	10,548	17,106
2017	4,603	7,529	12,132
2018	2,129	4,324	6,453
2019 and thereafter	3,688	32	3,720

Total minimum payments	$35,940	$48,383	$84,323

Employee Benefit Plans	12 Months Ended
Jun. 30, 2013
Employee Benefit Plans

16. Employee Benefit Plans

The Company has a qualified defined contribution benefit plan, which allows for voluntary pre-tax contributions by the employees. The Company makes a matching contribution on behalf of the employees. The Company incurred $0.5 million in expenses related to the plan for both years ended June 30, 2013 and 2012.

Related Party Transactions	12 Months Ended
Jun. 30, 2013
Related Party Transactions

17. Related Party Transactions

The Company utilizes a transportation equipment dealer, primarily to assist in procurement and disposal of the Company’s fleet under the direction of the Company’s CFO. The transportation equipment dealer also provides consulting services to the Company, assisting with fleet valuations in its acquisition efforts. These fleet valuation services are provided free of charge. The transportation equipment dealer is a company controlled by a family member of the Company’s Chairman and CEO. The fleet procurement and disposal services are provided on a non-contractual basis for a commission equal to 1% of the value of the purchase and sale price of the Company’s vehicles. The Company paid the transportation equipment dealer $0.5 million and $0.9 million for each of the years ended June 30, 2013 and 2012, respectively.

These transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.

Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies

18. Commitments and Contingencies

The Company is subject to certain claims and lawsuits arising in the normal course of business, most of which involve claims for personal injury and property damage incurred in connection with its operations. The Company maintains automobile, workers’ compensation and general liability insurance coverage with deductible amounts for each incident that is the financial responsibility of the Company. The Company accrues for estimated deductible amounts when the incident occurs. The Company’s insurance program is designed to minimize the financial risk associated with claims. The primary risks in the Company’s operations are bodily injury and property damage to third parties.

In the opinion of management, uninsured losses related to deductible amounts resulting from the ultimate resolution of these matters will not have a material effect on the Company’s financial position, results of operations or cash flows.

As part of collateral agreements supporting its insurance programs, the Company had $0.9 million and $1.0 million of letters of credit outstanding at June 30, 2013 and 2012, respectively and $0.6 million of cash deposits, which are included in other assets on the consolidated balance sheet as at both June 30, 2013 and 2012.

Certain of the Company’s contracts contain performance or surety bond requirements. These bonds are written by certified surety underwriters. For the most recent fiscal year, outstanding performance bonds aggregated $63.2 million. There are no collateral requirements for these surety bonds.

Additional Financial Information	12 Months Ended
Jun. 30, 2013
Additional Financial Information

19. Additional Financial Information

Select additional financial information consists of the following:

Balance Sheet Information

At June 30	2013	2012
Prepaid Expenses
Prepaid Insurance	$5,486	$9,311
Other	2,220	3,349

	$7,706	$12,660

Other Current Assets
Fuel Tax Receivable	$1,142	$2,106
Accrued Revenue	698	941
Other	1,639	1,719

	$3,479	$4,766

At June 30	2013	2012
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$5,111	$6,748
Dividends Payable	10,765	10,431
Insurance	5,475	5,477
Wages and benefits	5,809	4,857
Class B Shares	5,222	4,256
Taxes payable	2,905	1,770
Other	4,126	4,001

	$39,413	$37,540

Subsequent Events	12 Months Ended
Jun. 30, 2013
Subsequent Events

20. Subsequent Events

On July 2, 2013, STA Holdings granted 116,509 Class B Series Three common shares pursuant to the EIP. The Company will recognize non-cash stock-based expense related to these grants during the quarter ending September 30, 2013.

On July 23, 2013 the Company acquired Scholastic Bus Co., (“Scholastic”) located in Bergen County, New Jersey for approximately $2.2 million, consisting of $2.0 million in cash and $0.2 million in deferred payments.

During July and August 2013, the Company entered into additional operating leases with seven major financial institutions to lease approximately $40.4 million in growth and replacement school vehicles for the upcoming 2013-2014 school year. The term of these leases is six years at effective fixed rates in the range of 2.3% to 4.4%. Annual lease payments on these additional leases will approximate $5.7 million per year for the term of the leases.

On August 27, 2013 the Company acquired Williams Bus Lines Co. (“Williams Bus”), located in Wilkes Barre, Pennsylvania, for approximately $3.4 million, consisting of $3.2 million in cash and $0.2 million in deferred payments.

Basis of Presentation (Policies)	12 Months Ended
Jun. 30, 2013
Foreign Currency Translation

Foreign Currency Translation

Monetary assets and liabilities denominated in a currency other than the functional currency are translated at the rate of exchange prevailing at the balance sheet date. Transactions denominated in a currency other than the functional currency are translated at the rate of exchange prevailing on the transaction date. Gains and losses on translation of these items are considered transaction gain and losses and are included in the consolidated statements of operations in foreign currency (gain) loss.

The functional currency of ST Inc., the parent, STA ULC and the Company’s Canadian operations, is the Canadian dollar. The functional currency of STA Holdings and the Company’s operations in the United States is the U.S. dollar. The Company’s financial statements are reported in U.S. dollars, as the principal operations and cash flows of its subsidiaries are conducted in U.S. dollars. As a result, the assets and liabilities of the ST Inc., STA ULC and the Company’s Canadian operations are translated into U.S. dollars using the exchange rate in effect at the period end and revenues and expenses are translated at the average rate during the period. Exchange gains or losses on translation are deferred as a separate component of shareholders’ equity. The 7.5% Convertible Debentures and the 6.75% Convertible Debentures of ST Inc. are denominated in Canadian dollars. As the functional currency of ST Inc. is the Canadian dollar, exchange gains or losses related to the 7.5% Convertible Debentures and the 6.75% Convertible Debentures on the translation of the STI financial statements into U.S. dollars, the reporting currency, are deferred as a separate component of shareholders’ equity. The 6.25% Convertible Debentures of ST Inc. as described in Note 8, are denominated in U.S. dollars. As the functional currency of ST Inc. is the Canadian dollar, unrealized gains or losses on re-measurement of the 6.25% Convertible Debentures into Canadian dollars are considered transaction gains and losses, at the ST Inc. level, and are included in the consolidated statement of operations.

Foreign currency transactions gains and losses, related to short-term related intercompany loans are recorded in the Consolidated Statement of Operations as incurred. Foreign currency transaction gains and losses for intercompany loans that are considered long-term in nature are recorded in Accumulated Other Comprehensive Loss as incurred.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with maturities of three months or less from the date of purchase. At June 30, 2013 and June 30, 2012 there were no cash equivalents.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company bases its estimates on historical experience, actuarial evaluations and on various other assumptions that it believes are reasonable under the circumstances.

Amounts reported based upon these estimates include, but are not limited to, insurance reserves, income taxes, goodwill and intangible assets, derivatives, certain components of long term debt, Class B Series Two and Series Three common share liability and impairment testing of long-lived assets.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company establishes provisions for losses on accounts receivable if it is determined that all or part of the outstanding balance is not collectable. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method.

Concentration of Credit Risk

Concentration of Credit Risk

Credit is extended based on an evaluation of the customer’s financial condition and, generally, advance payment is not required. The Company has no individual customers which account for more than 10% of its revenues.

Anticipated credit losses are provided for in the financial statements. Management monitors the financial condition of its customers to reduce the risk of loss.

Inventories	Inventories Inventories, consisting primarily of repair parts and vehicle accessories, are valued at the lower of cost or market determined on a first-in, first-out (FIFO) method.
Property and Equipment

Property and Equipment

Property and equipment is recorded at cost or at fair value if obtained as part of a business acquisition, less accumulated depreciation. Ordinary maintenance and repairs are expensed as costs are incurred. Depreciation on transportation equipment is computed on a usage basis over the estimated useful lives of the assets, which approximate a range from seven to eleven years.

Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Buildings are depreciated on a straight line basis over 40 years. Other property and equipment is depreciated on a straight line basis over three to five years.

The Company recorded depreciation expense of $40.9 million and $36.2 million for the years ended June 30, 2013 and 2012, respectively.

Goodwill and Indefinite Lived Intangibles

Goodwill and Indefinite Lived Intangibles

Goodwill represents the excess of cost over fair value of net assets acquired in business combinations accounted for under the purchase method. Goodwill and trade names are not amortized but rather assessed for impairment annually or more frequently if circumstances change and indicators of impairment are present. The annual impairment testing is performed in the fourth quarter.

The annual assessment of goodwill impairment, may be performed either on a quantitative or qualitative basis. In accordance with Accounting Standards Codification (“ASC”) 350-20, Intangibles-Goodwill and Other, the quantitative assessment is a two step impairment test. The Company first compares the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value exceeds the fair value, the carrying value is then compared to the implied fair value of goodwill. If the implied fair value of goodwill is less than the carrying value of goodwill, an impairment loss will be recognized in the statement of earnings in an amount equal to the difference and the implied fair value of goodwill becomes the new carrying value of goodwill for that reporting unit which is then used in future impairment tests.

ASC 350-20 was amended in September 2011, and gives the Company the option to perform a qualitative assessment for goodwill impairment. Under the qualitative assessment, consideration is given to both external factors (including the macroeconomic and industry conditions) and our own internal factors (including internal costs, recent financial performance, management, business strategy, customers, and stock price). Facts and circumstances are evaluated each year to determine whether to use the qualitative or quantitative assessment. We performed a qualitative assessment during the fourth quarter of 2013, and there was no indication of impairment for goodwill.

Other Identifiable Intangible Assets

Other Identifiable Intangible Assets

When assessing the impairment for indefinite-lived trade names, if the carrying value exceeds the fair value, an impairment loss will be recognized in the statement of earnings in an amount equal to the excess. Fair values are derived by using discounted cash flow analyses which requires, among other factors, estimates of the amount and timing of projected cash flows and the appropriate discount rate. Definite-lived intangible assets consist of contract rights and covenants not to compete. Contract rights, which include customer relationships, are amortized on a straight-line basis over an estimated useful life of 20 to 23 years. The useful life for contract rights was determined based on third party valuation reports prepared for the Company. The valuations took into account the average length of the contracts, the expected renewal periods and assumptions regarding future renewals based upon historical customers lives. Covenants not-to-compete are amortized on a straight-line basis over an estimated useful life of two to five years. The Company recorded amortization expense associated with its intangible assets of $4.2 million and $3.4 million for the years ended June 30, 2013 and 2012, respectively.

Convertible Debentures

Convertible Debentures

The principal amounts of the 7.5% Convertible Debentures and the 6.75% Convertible Debentures are convertible into common shares of the Company at the option of the holders and the Company under certain conditions. The Company has determined that the debentures are not required to be bifurcated into separate debt and equity components. In accordance with ASC 470-20, Debt with Conversion and Other Options, if the conversion feature of the debenture is non-beneficial (i.e. “out of the money”) upon issuance and the Company cannot settle conversions in cash, the full proceeds from these debentures should be recorded as a liability with no value attributed to the conversion feature. As such, the Company has recorded the full amount of the debentures as a liability. The 7.5% Convertible Debentures and the 6.75% Convertible Debentures of STI are denominated in Canadian dollars.

The 6.25% Convertible Debentures of ST Inc. are denominated in U.S. dollars. In accordance with ASC 815, Derivatives and Hedging, as the conversion feature on ST Inc.’s 6.25% Convertible Debentures provides that the US dollar denominated notes can be converted at a US dollar denominated strike price into common shares of ST Inc., a Canadian dollar functional currency entity, the conversion feature represents an embedded derivative that must be bifurcated and accounted for separately. The embedded conversion feature is recorded at fair value in other liabilities at each reporting period end with the non-cash changes in fair value included in the consolidated statement of operations. The Company recorded a non-cash gain for the year ended June 30, 2013 of $1.1 million in connection with the change in fair value of the embedded conversion feature during the 2013 fiscal year. The value of the embedded conversion feature represents a liability of $1.0 million and $2.0 million as at June 30, 2013 and 2012, respectively, which are included within other liabilities in the consolidated balance sheet.

Deferred Financing Costs

Deferred Financing Costs

The Company incurred costs related to obtaining debt financing. The Company capitalized costs associated with its credit agreement, Senior Secured Notes and costs related to the three issuances of the convertible debentures. These costs have been capitalized and are being amortized to interest expense over the term of the related debt using the effective interest rate method. The carrying value of the deferred financing costs was $5.5 million and $6.7 million as of June 30, 2013 and 2012 respectively. Amortization expense totaled $2.2 million and $1.7 million for the years ended June 30, 2013 and 2012, respectively. Deferred financing costs are included in other assets in the consolidated balance sheet.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Management continually evaluates whether events or circumstances have occurred that indicate that the remaining estimated useful lives of property and equipment, contract rights and covenants not to compete may warrant revision or that the remaining balances may not be recoverable. Events or circumstances that would trigger testing for impairment include, but are not limited to, the loss of a significant school district customer contract, a significant increase in the Company’s expense levels absent a corresponding increase in revenue that causes operating or cash flow losses or projected operating or cash flow losses, significant adverse changes in legal factors or the business climate in which the Company operates that could affect the value of long-lived assets, or the expectation that a long-lived asset will be sold or otherwise disposed of at a loss before the end of its previously estimated useful life. If this review indicates that the assets will not be recoverable, as determined based on the undiscounted future cash flows from the use of the assets, the carrying value of the assets will be reduced to their estimated fair value. There were no indicators of impairment during the years ended June 30, 2013 and 2012.

Business Combinations

Business Combinations

The Company accounts for business combinations under the principles codified in ASC 805, Business Combinations. The principles set forth how an acquirer recognizes and measures assets acquired, liabilities assumed, non-controlling interest and goodwill in a business combination. Key components include: (i) recognition of transaction costs in current period earnings and included in the consolidated statement of operations in acquisition expense; (ii) recognition of the estimated fair value of all contingent consideration at the acquisition date and an adjustment to fair value at each reporting date with an offset to current period earnings included in the consolidated statement of operations in other (income) expense; (iii) adjustments to deferred tax asset valuation allowances and income tax uncertainties recorded at the acquisition date to be recognized in current period earnings; (iv) acquisition method accounting is applied on the date that control is obtained in step acquisitions; (v) re-measurement of previously acquired non-controlling equity investments at fair value as at the acquisition date with an offset to current period earnings; and (vi) any excess of fair value of acquired net assets over the acquisition consideration results in a bargain purchase which is recognized in the statement of operations.

Income Taxes

Income Taxes

Income taxes have been computed utilizing the asset and liability approach, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using the currently enacted tax rates expected to be in effect for the years in which those taxes are expected to be realized or settled. A valuation allowance is recorded to reduce deferred tax assets to the amount that is believed to be more likely than not to be realized. The recorded deferred income tax liability results from a difference between the book and tax basis of certain transportation equipment, other equipment and intangible assets.

The Company uses judgment in determining income tax provisions and in evaluating its tax positions under the accounting guidance for income taxes. Additional provisions for income taxes are established when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, which is a tax position that is more-likely-than-not to be sustained upon examination by the applicable taxing authority. The Company and its subsidiaries are examined by various federal and state tax authorities. The Company regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of its provision for income taxes. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to underpayment of income taxes in income tax provision (benefit). (see Note 7).

Revenue Recognition

Revenue Recognition

Revenue from the Company’s school bus operations is recognized when the following criteria are met: persuasive evidence of an arrangement exists, services have been rendered, the price to the buyer is fixed and determinable, and collectability is reasonably assured. The Company bills customers on a monthly basis upon the completion of school bus routes, which are based on contracts or extension agreements with customers.

Revenue from oil and gas interests is derived from the Company’s partial ownership in various oil and gas wells. As a non-operator, the Company records revenue from its oil and gas interests based on its share of the sales value of production from producing wells. Revenue is received from the well operators and is recognized when the commodities are delivered to customers, the price is fixed or determinable and collectability is assured.

Insurance Reserves

Insurance Reserves

The Company had approximately $17.5 million and $15.9 million in recorded insurance reserves at June 30, 2013 and 2012, respectively. These reserves reflect the estimated deductible amounts the Company is responsible for under its workers’ compensation and vehicle liability insurance programs. Insurance expense for these items is largely dependent on the Company’s claims experience and the Company’s ability to control such claims, in addition to third party premiums/expenses associated with this coverage. The Company has recorded estimated insurance reserves for the anticipated losses on open claims and estimated reserves for incurred but not recorded claims under the workers’ compensation and vehicle liability programs based upon actuarial analysis prepared by an independent third party actuary. Although the estimates of these accrued liabilities are based on the factors mentioned above, it is possible that future cash flows and results of operations could be materially affected by changes in our assumptions or changes in claims experience.

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation and other stock-based payments using the fair value method. Under the fair value method, the fair value of stock based compensation and other stock-based payments are estimated at the grant date and the total fair value is amortized over the vesting schedule of the awards as compensation expense. The Class B Series Two and Class B Series Three common shares issued by STA Holdings are fully vested on the grant date, and, as such, the Company recognizes compensation expense when the shares are issued. STA Holdings has issued only Class B Series Three common shares pursuant to the EIP during fiscal year 2013 and fiscal year 2012. All future share awards under the EIP plan will be in the form of grants of Class B Series Three common shares, and there will be no further issuance of Class B Series Two common shares. These shares are accounted for as a liability upon issuance and remeasured at fair value on a quarterly basis (see Note 12). The Company recognized $3.3 million and $3.6 million in non-cash stock-based compensation expense based on the estimated fair value on the date of grant of the shares issued, for the years ended June 30, 2013 and 2012, respectively.

The Class B Series Two and Class B Series Three common shares are not traded in an active market and have certain restrictions on their transferability. These shares are accounted for as a liability upon issuance, as a result of a put option they contain. In the case of the Class B Series Two common shares issued pursuant to the EIP during the period the IPS structure was in place, the put option provides for a fair market value of Class B Series Two common shares put at an amount equal to the weighted average trading price of the STI common shares for the ten consecutive trading days immediately prior to the date of put, plus Cdn. $3.847 (an amount equivalent to the historical value of the Subordinated Note component of the IPS). In the case of the Class B Series Three common shares to be utilized for EIP share grants subsequent to the end of the IPS structure, the put option provides for a fair market value of Class B Series Three common shares put at an amount equal to the weighted average trading price of the STI common shares for the ten consecutive trading days immediately prior to the date of put.

Stock based compensation expense associated with the issuance of Class B Series Two and Class B Series Three common shares is based on the trading value of the STI common shares at the date of grant, similar to the fair value of such common shares in connection with the put option values described above.

Accounting for Derivatives and Hedging Activities

Accounting for Derivatives and Hedging Activities

Derivatives are recorded at fair value on the balance sheet, which, in accordance with ASC 820, Fair Value Measurements and Disclosure, requires that a company take into account its own credit risk and the credit risk of the counterparty when determining the fair value of financial assets and financial liabilities, including derivative instruments. Changes in fair value will be recorded in the income statement or through other comprehensive income depending on the nature of the derivative instrument. The Company did not elect hedge accounting for any of its derivative financial instruments and therefore records all changes in fair value in the income statement. The Company has offset the fair value amounts recorded on its forward foreign currency contracts executed with the same counterparty under an executed master netting arrangement.

Segment Reporting

Segment Reporting

The Company has two reportable segments, a transportation segment and an oil and gas segment. The transportation segment provides school bus and management services to public and private schools in North America. The oil and gas segment represents the Company’s investments as a non-operator in oil and gas interests.

Oil and Gas Interests

Oil and Gas Interests

The Company holds non-operating interests in oil and gas properties, which are jointly owned with others. The financial statements reflect the Company’s proportionate interest in the oil and gas activities as a non-operator.

The Company uses the full-cost method of accounting for oil and gas interests to determine the capitalized cost, whereby certain expenditures related to the acquisition, exploration and development of oil and gas properties are capitalized. Capitalized costs include the cost of land acquired or leased, intangible drilling costs such as those for equipment, casing and attachments on both productive and non-productive wells. These costs, net of salvage values, are accumulated in a single cost center and are depleted and amortized using the units-of production method. Natural gas reserves and production are converted, at a ratio of six thousand cubic feet of natural gas to one barrel of oil, for depletion and depreciation purposes.

In connection with the oil and gas interests, the Company has an asset retirement obligation which represents the liability associated with the retirement of long-lived assets that arise from the acquisition, construction, development or normal operation of such assets.

Under US GAAP, the impairment test for oil and gas assets (the “ceiling test”) requires the Company to use tax effected discounted cash flow using a present value technique. Under ASC 932, Extractive Industries – Oil and Gas, the pricing assumption to be used in the ceiling test calculation is defined as the twelve month average of realized prices.

Earnings per Share

Earnings per Share

Basic and diluted earnings per share are calculated by dividing the net income for the period by the weighted number of shares outstanding during each period. The shares used in the calculation of basic earnings per share are based on the weighted average number of shares outstanding. Shares used in the calculation of diluted earnings per share are based on the weighted average number of shares outstanding plus an adjustment for the incremental shares that would be outstanding assuming the exercise of the Company’s Convertible Debentures. The net income for basic earnings per share is net earnings available to common stockholders. The net income for diluted earnings per share is net earnings available to common stockholders with interest expense associated with the Convertible Debentures added back (net of tax) for the assumed conversion of the Convertible Debentures into common stock.

Seasonality

Seasonality

The Company’s operations are seasonal and follow the school calendars of the public and private schools it serves. During the summer school break, revenue is derived primarily from summer camps and private charter services. Since schools are not in session, there is no school bus transportation revenue. Depreciation of fixed assets occurs in the months during which schools are in session, which is generally September through June. A full year’s worth of depreciation is recorded in these ten months to match the vehicles’ usage.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, to limit the scope of the new balance sheet offsetting disclosure requirements to derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and securities borrowing and lending transactions. For public companies, the ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2012, or the first quarter of 2013 for fiscal years beginning after December 15, 2013 and interim and annual periods thereafter. The ASU should be applied prospectively. Early adoption is permitted.

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02 to improve the reporting of reclassifications out of accumulated other comprehensive income (AOCI). The ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. This is effective for annual periods beginning on or after January 1, 2013 (including interim periods within them) and retrospectively for all periods presented on the balance sheet.

ASC 350-30, Intangibles Other than Goodwill, was amended in July 2012, and gives Companies the option to first assess qualitative factors to determine if a quantitative impairment test of the indefinite-live intangible asset is necessary. If the qualitative assessment reveals that it’s more likely than not that the asset is impaired, a calculation of the assets’ fair value is required. Otherwise, no quantitative calculation is necessary. This is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

The Company will adopt these standards on July 1, 2013 and does not expect the adoption to have a material effect on its consolidated financial statements.

Business Combinations (Tables)	12 Months Ended
Jun. 30, 2013
Unaudited Pro Forma and Actual Financial Information of acquisition

The 2013 results include the actual results of operations for the 2012 acquisitions for the entire year. The unaudited results are as follows:

	Actual for Fiscal Year Ended June 30, 2013	Pro Forma Basis for Fiscal Year Ended June 30, 2012
Revenue	$423,688	$396,618
Net Income	3,869	1,568
Basic and diluted net income per common share	$0.05	$0.02

Acquired Assets
Purchase Price Allocation

The aggregate purchase price for these assets was approximately $6.6 million.

Current assets, less current liabilities	$115
Property and equipment	16,366
Intangible assets	1,664
Deferred taxes	(4,617)

Fair value of net assets acquired	$13,528

Dairyland
Purchase Price Allocation

The aggregate purchase price of this acquisition was $47.0 million.

Current assets, less current liabilities	$2,726
Property and equipment	27,333
Intangible assets	7,600
Deferred taxes	(3,658)

Subtotal	34,001
Goodwill	12,999

Total	$47,000

School Transportation Services Llc
Purchase Price Allocation

The aggregate purchase price of this acquisition was $4.5 million.

Current assets, less current liabilities	$75
Property and equipment	967
Intangible assets	1,221

Subtotal	2,263
Goodwill	2,237

Total	$4,500

Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation
Purchase Price Allocation

The aggregate purchase price of these acquisitions was $3.8 million.

Current assets, less current liabilities	$(2)
Property and equipment	2,543
Intangible assets	470
Deferred Taxes	(156)

Subtotal	2,855
Goodwill	949

Total	$3,804

Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2013
Components of Property and Equipment

Property and equipment consist of the following:

June 30, 2013	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,282	$—	$5,282
Buildings	5,324	(684)	4,640	40
Transportation equipment	352,683	(157,236)	195,447	7 to 11
Leasehold improvements	5,065	(1,521)	3,544	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	14,106	(5,220)	8,886	3 to 5

	$382,460	$(164,661)	$217,799

June 30, 2012	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$4,664	$—	$4,664
Buildings	5,055	(570)	4,485	40
Transportation equipment	334,023	(130,755)	203,268	7 to 11
Leasehold improvements	3,793	(957)	2,836	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	9,186	(4,926)	4,260	3 to 5

	$356,721	$(137,208)	$219,513

Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2013
Components of Oil and Gas interest	Oil and gas interests consist of the following:

	2013	2012
Oil and gas interests	$15,572	$14,467
Less accumulated depletion	(8,102)	(7,244)

	$7,470	$7,223

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Components of Intangible Assets

Intangible assets consist of the following:

	2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,142	$(19,700)	$46,442	14
Covenants not to compete	15,015	(14,625)	390	1
Trade names	22,979	—	22,979	None (Indefinite Life)

Total	$104,136	$(34,325)	$69,811

	2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,723	$(16,585)	$50,138	16
Covenants not to compete	15,062	(13,754)	1,308	4
Trade names	23,145	—	23,145	None (Indefinite Life)

Total	$104,930	$(30,339)	$74,591

Estimated Annual Amortization Expense for Intangible Assets	Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2014	$3,552
2015	3,229
2016	3,218
2017	3,208
2018	3,204

$16,411

Changes in Carrying Amount of Goodwill

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2013 and 2012:

Balance as of June 30, 2011	$125,750

Goodwill related to acquisitions	19,392
Foreign currency effects on Goodwill	(2,452)

Balance as of June 30, 2012	$142,690

Goodwill related to the finalization of purchase accounting for 2012 acquisitions	(2,983)
Foreign currency effects on Goodwill	(1,395)

Balance as of June 30, 2013	$138,312

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Components of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	2013	2012
Federal: Canada
Current	$276	$1,177
Deferred	819	156

	1,095	1,333

Provincial: Canada
Current	602	965
Deferred	(681)	150

	(79)	1,115

Foreign:
Current	339	105
Deferred	879	(4,645)

	1,218	(4,540)

Total provision (benefit)	$2,234	$(2,092)

Components of Income Before Income Tax Provision (Benefit) for Income Taxes	The components of income before income tax provision (benefit) for income taxes are as follows:

	2013	2012
Domestic	$4,735	$3,151
Foreign	1,368	(2,989)

Total	6,103	162

Reconciliation of Income Taxes

The difference between the effective rate reflected in the income tax provision (benefit) for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2013 and June 30, 2012 is analyzed below:

	2013	2012
Provision for income taxes at statutory rate	$946	$25
Provincial taxes	671	333
Foreign rate differential	371	(49)
Canadian rate difference	215	400
Gain on bargain purchase	—	(2,769)
Permanent items	80	483
Other	(49)	(515)

	$2,234	$(2,092)

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	2013	2012
Deferred tax liabilities
Intangibles	$(26,585)	$(27,870)
Property and equipment	(52,184)	(53,834)

Total deferred tax liabilities	(78,769)	(81,704)

Deferred tax assets:
Net operating loss carry forward	26,088	27,444
Other	12,691	11,580

Total deferred tax assets	38,779	39,024
Valuation allowance	(337)	(33)

Net deferred tax assets	38,442	38,991

Net deferred tax liabilities	$(40,327)	$(42,713)

Gross Amounts of Unrecognized Tax Benefits

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2013	2012
Balance at July 1,	$1,704	$1,069
Additions for tax position related to current year	—	635

Balance at June 30,	$1,704	$1,704

Debt (Tables)	12 Months Ended
Jun. 30, 2013
Components of Indebtedness

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2013		June 30, 2012
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement Revolving credit facility	$—	$78,541	$—	$49,995
Convertible Debentures	—	106,703	—	130,422
Senior Secured Notes	—	35,000	—	35,000
Promissory notes due to former owners	—	—	575	—

	$—	$220,244	$575	$215,417

Maturities of long-term Debt

Maturities of long-term debt are as follows:

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Total
Year ending June 30,
2014	$—	$—	$—	$—
2015	—	47,538	—	47,538
2016	—	—	—	—
2017	—	—	35,000	35,000
2018	78,541	59,165	—	137,706
thereafter	—	—	—	—

	$78,541	$106,703	$35,000	$220,244

Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2013
Basic and Diluted Weighted Average Share Amounts

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve Months Ended June 30, 2013	Twelve Months Ended June 30, 2012
Weighted-average shares outstanding-basic	79,427,661	66,139,402
Potential dilutive effect of shares to be issued to settle the debentures	14,595,564	17,994,859

Weighted-average shares outstanding-diluted	94,023,225	84,134,261

Computations for Basic and Diluted Income Per Common Share

The computations for basic and diluted income per common share are as follows:

	Twelve Months Ended June 30, 2013	Twelve Months Ended June 30, 2012
Net income -basic	$3,869	$2,254
Add back: Interest expense on debentures (net of tax)	4,634	5,411

Net income used for diluted earnings per share	8,503	7,665

Basic income per share	$0.05	$0.03

Diluted income per share	$0.05	$0.03

Stock Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Class B Series Two Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Two common shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	327,040	(190,449)	136,591
Redemptions	(72,075)	—	(72,075)

Shares outstanding at June 30, 2013	254,965	(190,449)	64,516

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	423,759	(190,449)	233,310
Redemptions	(96,719)	—	(96,719)

Shares outstanding at June 30, 2012	327,040	(190,449)	136,591

Class B Series Three Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111
Grants	495,020	(127,145)	367,875
Redemptions	(121,396)	—	(121,396)

Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	715,401	(176,867)	538,534
Grants	625,970	(166,850)	459,120
Redemptions	(80,543)	—	(80,543)

Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111

Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2013
Financial Assets and Liabilities

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2013	As at June 30, 2012
Cash	$6,929	$5,013

Accounts receivable	$40,971	$35,481

Accounts payable	$1,724	$963
Other accrued liabilities	33,467	33,195
Class B Series Two and Three share liability	7,615	7,487
Long-term debt (including portion due within one year)	220,244	215,992
Conversion right on 6.25% Convertible Debentures	954	2,080
Derivative financial instrument	820	164
Other long term liabilities	12,641	10,872

	$277,465	$270,753

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2013
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$820	$—	$820
Class B Series Two and Three common share liability	—	7,615	—	7,615
Conversion right on 6.25% Convertible Debentures	—	—	954	954

	$—	$8,435	$954	$9,389

As at June 30, 2012
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$164	$—	$164
Class B Series Two and Three common share liability	—	7,487	—	7,487
Conversion right on 6.25% Convertible Debentures	—	—	2,080	2,080

	$—	$7,651	$2,080	$9,731

Summary of Changes in Level 3 Financial Instrument

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2013 and 2012, respectively.

Conversion rights on 6.25% Convertible Debentures For the twelve months ended June 30,	2013	2012
Beginning balance at July 1,	$2,080	$1,099
Total unrealized (gain) loss:
Non-cash (gain) loss on conversion feature	(1,142)	972
FX impact on conversion feature	16	9

Ending balance at June 30,	$954	$2,080

Outstanding Contracts Relating to Dividend and Interest Payments

At June 30, 2013, the Company had the following outstanding contracts relating to dividend and interest payments:

Contract Dates	Number of Contracts	US$ to be delivered (in millions)	Cdn$ to be received (in millions)	Cdn$ per US$ (weighted average)
July 2013 -June 2014	12	14.6	14.7	1.0009
July 2014- September 2014	3	3.6	3.7	1.0305

	15	18.2	18.4

Segment Information (Tables)	12 Months Ended
Jun. 30, 2013
Revenue and Assets by Geographical Area for Transportation Segment

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2013 and 2012:

	2013
	Revenues	Property and Equipment (net)	Goodwill
United States	$346,109	$172,219	$96,124
Canada	72,725	45,580	42,188

Total	$418,834	$217,799	$138,312

	2012
	Revenues	Property and Equipment (net)	Goodwill
United States	$300,862	$167,928	$99,105
Canada	63,003	51,585	43,585

Total	$363,865	$219,513	$142,690

Reportable Operating Segments

Reportable operating segments:

	2013	2012
Revenue
Transportation	$418,834	$363,865
Oil and gas	4,854	5,121

	$423,688	$368,986

Operating earnings
Transportation	$15,770	$12,888
Oil and gas	1,163	1,326

	16,933	14,214
Unallocated expenses	10,830	14,052
Provision (benefit) for taxes	2,234	(2,092)

Net Income	$3,869	$2,254

	2013	2012
Capital Expenditures
Transportation	$40,148	$47,416
Oil and gas	1,693	1,200

	$41,841	$48,616

Depreciation, depletion and amortization
Transportation	$45,028	$39,587
Oil and gas	1,019	999

	$46,047	$40,586

Total Assets
Transportation	$503,780	$513,083
Oil and gas	9,045	8,717

	$512,825	$521,800

Total Liabilities
Transportation	$316,672	$312,106
Oil and gas	1,671	1,876

	$318,343	$313,982

Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2013
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2014	$11,009	$13,483	$24,492
2015	7,953	12,467	20,420
2016	6,558	10,548	17,106
2017	4,603	7,529	12,132
2018	2,129	4,324	6,453
2019 and thereafter	3,688	32	3,720

Total minimum payments	$35,940	$48,383	$84,323

Additional Financial Information (Tables)	12 Months Ended
Jun. 30, 2013
Balance Sheet Information

Balance Sheet Information

At June 30	2013	2012
Prepaid Expenses
Prepaid Insurance	$5,486	$9,311
Other	2,220	3,349

	$7,706	$12,660

Other Current Assets
Fuel Tax Receivable	$1,142	$2,106
Accrued Revenue	698	941
Other	1,639	1,719

	$3,479	$4,766

At June 30	2013	2012
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$5,111	$6,748
Dividends Payable	10,765	10,431
Insurance	5,475	5,477
Wages and benefits	5,809	4,857
Class B Shares	5,222	4,256
Taxes payable	2,905	1,770
Other	4,126	4,001

	$39,413	$37,540

General - Additional Information (Detail)	Jun. 30, 2013	Dec. 21, 2004	Dec. 21, 2004 Subordinated Notes	Jun. 30, 2013 STA, Inc.	Jun. 30, 2013 Parkview Transit	Jun. 30, 2013 STA Holdings	Jun. 30, 2013 STA Holdings Common Class A	Jun. 30, 2013 Management STA Holdings Class B Series Two Common Shares	Jun. 30, 2013 Management STA Holdings Class B Series Three Common Shares
Organization and Nature of Operations [Line Items]
Income participating securities, principal amount of subordinated notes	3.847	3.847
Debt instrument, stated percentage			14.00%
Ownership of common stock shares				100.00%	100.00%	98.70%	100.00%	100.00%	100.00%

Basis of Presentation - Additional Information (Detail)	12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2013 USD ($) Segment Customer	Jun. 30, 2012 USD ($)	Jun. 30, 2013	Dec. 21, 2004	Jun. 30, 2013 Non Cash USD ($)	Jun. 30, 2012 Non Cash USD ($)	Jun. 30, 2013 6.25% Convertible Debenture USD ($)	Jun. 30, 2012 6.25% Convertible Debenture USD ($)	Jun. 30, 2013 6.25% Convertible Debenture Non Cash USD ($)	Jun. 30, 2013 Contract rights	Jun. 30, 2012 Contract rights	Jun. 30, 2013 Contract rights Minimum	Jun. 30, 2013 Contract rights Maximum	Jun. 30, 2013 Non Compete Covenant Minimum	Jun. 30, 2013 Non Compete Covenant Maximum	Jun. 30, 2013 Transportation equipment Minimum	Jun. 30, 2012 Transportation equipment Minimum	Jun. 30, 2013 Transportation equipment Maximum	Jun. 30, 2012 Transportation equipment Maximum	Jun. 30, 2013 Buildings	Jun. 30, 2012 Buildings	Jun. 30, 2013 Other Property and Equipment Minimum	Jun. 30, 2013 Other Property and Equipment Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Customers which account for more than 10% of its revenues	0
Property and equipment useful life																7 years	7 years	11 years	11 years	40 years	40 years	3 years	5 years
Depreciation Expense	$ 40,900,000	$ 36,200,000
Estimated useful life of intangible assets										14 years	16 years	20 years	23 years	2 years	5 years
Amortization expense related to intangible assets	4,200,000	3,400,000
Non cash gain in connection with change in fair value of notes									1,100,000
Value of embedded conversion feature represents a liability							1,000,000	2,000,000
Deferred financing cost	5,500,000	6,700,000
Amortization of financing costs	2,166,000	1,722,000
Impairment of Long-Lived Assets	0	0
Insurance reserves	17,500,000	15,900,000
Stock based compensation expense					$ 3,300,000	$ 3,600,000
Weighted average trading price of common shares trading days	10 days
Historical value of Subordinated Note component of the IPS			3.847	3.847
Number of reportable segments	2

Acquisition - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 Contract rights	Jun. 30, 2012 Contract rights	May 24, 2012 Acquired Assets Contract	May 24, 2012 Acquired Assets Contract rights	May 24, 2012 Acquired Assets Covenant Not To Compete	Oct. 07, 2011 School Transportation Services Llc	Oct. 07, 2011 School Transportation Services Llc Contract rights	Oct. 07, 2011 School Transportation Services Llc Covenant Not To Compete	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation	Jun. 30, 2013 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation Contract rights	Nov. 15, 2011 Dairyland	Nov. 15, 2011 Dairyland Trade names	Nov. 15, 2011 Dairyland Contract rights	Nov. 15, 2011 Dairyland Covenant Not To Compete
Business Acquisition [Line Items]
Business acquisition aggregate purchase price				$ 6,600,000			$ 4,500,000			$ 3,800,000			$ 47,000,000
Purchase price, cash paid				6,400,000			4,100,000			3,600,000	40,000		47,000,000
Purchase price, contingent consideration				200,000						200,000
Purchase price allocated to amortizable intangible assets				1,664,000	800,000	900,000	1,221,000	1,200,000	62,000	470,000		500,000	7,600,000	2,700,000	4,800,000	100,000
Estimated useful life of intangible assets		14 years	16 years		20 years	1 year 6 months		20 years	5 years			20 years			20 years	1 year
Number of contracts subject to renewal associated with contingent consideration				4
Gain on bargain purchase of acquired assets (net of tax)	6,925,000			6,900,000
Acquisition-related costs	886,000												500,000
Acquisition-related goodwill deductible for tax													2,300,000
Increase in deferred taxes													(3,100,000)
Purchase price, notes issued							$ 400,000

Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	May 24, 2012 Acquired Assets	Nov. 15, 2011 Dairyland	Oct. 07, 2011 School Transportation Services Llc	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation
Business Acquisition [Line Items]
Current assets, less current liabilities				$ 115	$ 2,726	$ 75	$ (2)
Property and equipment				16,366	27,333	967	2,543
Intangible assets				1,664	7,600	1,221	470
Deferred Taxes				(4,617)	(3,658)		(156)
Fair value of net assets acquired				13,528	34,001	2,263	2,855
Goodwill	138,312	142,690	125,750		12,999	2,237	949
Total					$ 47,000	$ 4,500	$ 3,804

Unaudited Pro Forma and Actual Financial Information of 2012 acquisition (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012 2012 acquisitions
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 423,688
Net income	3,869
Basic and diluted net income per common share	$ 0.05
Revenue		396,618
Net Income		$ 1,568
Basic and diluted net income per common share		$ 0.02

Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 382,460	$ 356,721
Accumulated Depreciation	(164,661)	(137,208)
Net Book Value	217,799	219,513
Land
Property, Plant and Equipment [Line Items]
Cost	5,282	4,664
Net Book Value	5,282	4,664
Buildings
Property, Plant and Equipment [Line Items]
Cost	5,324	5,055
Accumulated Depreciation	(684)	(570)
Net Book Value	4,640	4,485
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	352,683	334,023
Accumulated Depreciation	(157,236)	(130,755)
Net Book Value	195,447	203,268
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	5,065	3,793
Accumulated Depreciation	(1,521)	(957)
Net Book Value	3,544	2,836
Useful Life	The shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	14,106	9,186
Accumulated Depreciation	(5,220)	(4,926)
Net Book Value	$ 8,886	$ 4,260
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years

Components of Oil and Gas Interests (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 15,572	$ 14,467
Less accumulated depletion	(8,102)	(7,244)
Oil and gas interests, net	$ 7,470	$ 7,223

Oil and Gas Interests - Additional Information (Detail)	12 Months Ended
Jun. 30, 2013
Per Barrel Of Oil
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	94.95
Natural Gas, Per Thousand Cubic Feet
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	3.62

Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 104,136	$ 104,930
Accumulated Amortization	(34,325)	(30,339)
Net Book Value	69,811	74,591
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	22,979	23,145
Net Book Value, Indefinite	22,979	23,145
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	66,142	66,723
Accumulated Amortization	(19,700)	(16,585)
Net Book Value, Finite	46,442	50,138
Amortization Period	14 years	16 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,015	15,062
Accumulated Amortization	(14,625)	(13,754)
Net Book Value, Finite	$ 390	$ 1,308
Amortization Period	1 year	4 years

Estimated Annual Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Expected Amortization Expense [Line Items]
2014	$ 3,552
2015	3,229
2016	3,218
2017	3,208
2018	3,204
Finite Lived Intangible Assets, Amortization Expense, Net, Total	$ 16,411

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Beginning Balance	$ 142,690	$ 125,750
Goodwill related to acquisitions	(2,983)	19,392
Foreign currency effects on Goodwill	(1,395)	(2,452)
Ending Balance	$ 138,312	$ 142,690

Components of Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Federal: Canada
Current	$ 276	$ 1,177
Deferred	819	156
Federal Income Tax Expense (Benefit), Continuing Operations, Total	1,095	1,333
Provincial: Canada
Current	602	965
Deferred	(681)	150
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	(79)	1,115
Foreign:
Current	339	105
Deferred	879	(4,645)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	1,218	(4,540)
Total provision (benefit)	$ 2,234	$ (2,092)

Components of Income Before Income Tax Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ 4,735	$ 3,151
Foreign	1,368	(2,989)
Income before income taxes	$ 6,103	$ 162

Reconciliation of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at statutory rate	$ 946	$ 25
Provincial taxes	671	333
Foreign rate differential	371	(49)
Canadian rate difference	215	400
Gain on bargain purchase		(2,769)
Permanent items	80	483
Other	(49)	(515)
Total provision (benefit)	$ 2,234	$ (2,092)

Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax liabilities
Intangibles	$ (26,585)	$ (27,870)
Property and equipment	(52,184)	(53,834)
Total deferred tax liabilities	(78,769)	(81,704)
Deferred tax assets:
Net operating loss carry forward	26,088	27,444
Other	12,691	11,580
Total deferred tax assets	38,779	39,024
Valuation allowance	(337)	(33)
Net deferred tax assets	38,442	38,991
Net deferred tax liabilities	$ (40,327)	$ (42,713)

Gross Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Contingency [Line Items]
Beginning Balance	$ 1,704	$ 1,069
Additions for tax position related to current year		635
Ending Balance	$ 1,704	$ 1,704

Income Taxes - Additional Information (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 United States	Jun. 30, 2013 Canada
Income Taxes [Line Items]
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	$ 1,700,000
Interest and penalties	32,000	100,000
Non-capital loss carry forwards			59,100,000	9,000,000
Non-capital loss carry forwards, expiration date			Years 2016 through 2026	Years 2018 through 2033
Deferred tax assets valuation allowance	$ 337,000	$ 33,000

Components of Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Current		$ 575
Long Term	220,244	215,417
Convertible Debentures
Debt Instrument [Line Items]
Long Term	106,703	130,422
Senior Secured Notes
Debt Instrument [Line Items]
Long Term	35,000	35,000
Promissory Notes Due to Former Owner
Debt Instrument [Line Items]
Current		575
Third Amended And Restated Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Long Term	$ 78,541	$ 49,995

Maturities of long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Debt Instrument [Line Items]
2014
2015	47,538
2016
2017	35,000
2018	137,706
thereafter
Long-term Debt, Total	220,244
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
2014
2015
2016
2017
2018	78,541
thereafter
Long-term Debt, Total	78,541
Convertible Debentures
Debt Instrument [Line Items]
2014
2015	47,538
2016
2017
2018	59,165
thereafter
Long-term Debt, Total	106,703
Senior Secured Notes
Debt Instrument [Line Items]
2014
2015
2016
2017	35,000
2018
thereafter
Long-term Debt, Total	$ 35,000

Debt - Additional Information (Detail)	12 Months Ended		1 Months Ended						12 Months Ended	1 Months Ended				5 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended					1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Nov. 10, 2011 Senior Secured Notes USD ($)	Nov. 10, 2011 Original Term Loan Senior Secured Notes	Jun. 07, 2011 6.25% Convertible Debenture USD ($)	Jun. 07, 2011 6.25% Convertible Debenture Minimum	Jun. 21, 2010 6.75% Convertible Debentures USD ($)	Jun. 21, 2010 6.75% Convertible Debentures CAD	Jun. 30, 2013 6.75% Convertible Debentures CAD	Nov. 02, 2012 7.5% Convertible Debentures CAD	Nov. 10, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures CAD	Nov. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2013 7.5% Convertible Debentures CAD	Jun. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2011 7.5% Convertible Debentures CAD	Oct. 03, 2012 7.5% Convertible Debentures	Feb. 27, 2013 Third Amended And Restated Credit Agreement USD ($)	Jun. 30, 2013 Third Amended And Restated Credit Agreement USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Maximum USD ($)	Jun. 30, 2013 Third Amended And Restated Credit Agreement London Interbank Offered Rate (LIBOR)	Feb. 27, 2013 Third Amended And Restated Credit Agreement United States USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Canada USD ($)	Jun. 30, 2013 Third Amended And Restated Credit Agreement Base Rate Loans	Jun. 30, 2013 Third Amended And Restated Credit Agreement Base Rate Loans Minimum	Jun. 30, 2013 Third Amended And Restated Credit Agreement Base Rate Loans Maximum	Jun. 30, 2013 Third Amended And Restated Credit Agreement Eurodollar Loans Minimum	Jun. 30, 2013 Third Amended And Restated Credit Agreement Eurodollar Loans Maximum	Feb. 27, 2013 Third Amended And Restated Credit Agreement After Amendment USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Before Amendment USD ($)
Debt Instrument [Line Items]
Debt instrument maturity description																														The amendment extended the maturity date (previously due February 4, 2016) to February 27, 2018 or if earlier, 90 days prior to the maturity
Maturity date																														Feb 27, 2018	Feb 4, 2016
Initial line of credit facility																							$ 110,000,000	$ 45,000,000						$ 155,000,000	$ 140,000,000
Margin reduction on interest payments																			0.50%
Deferred financing cost write off																			300,000
Borrowing availability under the credit agreement																				75,500,000
Additional borrowings commitments	139,890,000	202,508,000																			100,000,000
Senior notes			35,000,000
Senior notes additional year term			5 years
Maturity date			Nov 10, 2016	Dec 14, 2011	Jun 30, 2018		Jun 30, 2015	Jun 30, 2015				Oct 31, 2014	Oct 31, 2014
Fixed coupon rate			4.25%	5.94%
Interest base rate																									3.25%
Debt instrument interest rate																										0.50%	1.25%	1.75%	2.50%
Debt instrument interest rate					6.25%		6.75%	6.75%				7.50%	7.50%							4.10%		0.28%
Price per debenture					1,000			1,000					1,000
Proceeds from issuance of convertible debentures					60,000,000		48,200,000	50,000,000			6,400,000	42,100,000	45,000,000
Convertible debenture conversion price					$ 9.5				7.25						5.15
Shares of common stock into which each $1,000 principal amount of notes may convert					105.2632				137.931						194.1748
Principal amount of each convertible note					1,000				1,000						1,000
Debt instrument redemption date					Jun 30, 2014				Jun 30, 2013						Oct 31, 2012			Nov 2, 2012
Consecutive trading days					20 days				20 days						20 days
Debt conversion premium percentage						125.00%			125.00%						125.00%
Option to purchase additional Convertible Debentures													6,700,000
Convertible debenture converted										300,000				22,400,000		3,400,000	25,700,000
Shares issued upon conversion of convertible debenture														4,347,368		656,297	4,985,420
Debentures outstanding purchase price, percentage	101.00%

Asset Retirement Obligation - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Accretion expense	$ 35,000	$ 100,000
Asset retirement obligation	600,000
Discounted obligation payable period	50 years
Discount rate	6.80%
Undiscounted Cash Flow
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 1,300,000

Common Shares - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CAD	Mar. 23, 2012 USD ($)	Mar. 23, 2012 CAD	Jun. 30, 2013 USD ($)	Oct. 24, 2012 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2013 7.5% Convertible Debentures USD ($)	Jun. 30, 2012 7.5% Convertible Debentures USD ($)
Class of Stock [Line Items]
Shares issued during period for Dividend Reinvestment Plan					1,501,679		1,313,455
Shares issued during period for Dividend payment					$ 9,500,000		$ 8,100,000
Dividend Reinvestment Plan description					The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.		The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend Reinvestment Plan, discount percentage					3.00%		3.00%
Common stock issued, shares	10,950,000	10,950,000	1,300,000	1,300,000				4,347,368	656,297
Common stock issued					9,467,000		87,754,000	22,400,000	3,300,000
Aggregate Purchase Price						5,000,000
Common shares purchased and cancelled, shares					401,076		96,300
Common shares purchased and cancelled					2,515,000		615,000
Gross Proceeds from issuance of Common stock	75,700,000	75,000,000	8,900,000	8,900,000
Net Proceeds from issuance of Common stock	$ 71,100,000	70,500,000	$ 8,500,000	8,500,000			$ 79,606,000
Common shares issued					81,358,291		75,910,320
Common shares outstanding					81,358,291		75,910,320

Basic and Diluted Weighted Average Share Amounts (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	79,427,661	66,139,402
Potential dilutive effect of shares to be issued to settle the debentures	14,595,564	17,994,859
Weighted-average shares outstanding-diluted	94,023,225	84,134,261

Computation for Basic and Diluted Income Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income -basic	$ 3,869	$ 2,254
Add back: Interest expense on debentures (net of tax)	4,634	5,411
Net income used for diluted earnings per share	$ 8,503	$ 7,665
Basic income per share	$ 0.05	$ 0.03
Diluted income per share	$ 0.05	$ 0.03

Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Nov. 08, 2012	Nov. 13, 2008	Jun. 30, 2013	Jun. 30, 2012	Dec. 08, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial allotment					717,747
Additional allotment	2,265,000	1,446,291
Fair value of common share outstanding			$ 7,615,000	$ 7,487,000
Recognized stock based compensation expense			3,326,000	3,619,000
Class B Series Three Common Shares | Liability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			7,000,000	6,100,000
Class B Series Three Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			4,600,000	2,800,000
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			121,396	80,543
Payments for shares put back to the company			800,000	500,000
Recognized stock based compensation expense			3,300,000	3,600,000
Equity Incentive Plan | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			72,075	96,719
Payments for shares put back to the company			800,000	1,000,000
Equity Incentive Plan | Class B Series Two Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			$ 600,000	$ 1,400,000

Summary of Class B Series Two Common Shares Granted (Detail) (Class B Series Two Common Shares)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	327,040	423,759
Redemptions	(72,075)	(96,719)
Shares outstanding, end of the period	254,965	327,040
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(190,449)	(190,449)
Redemptions	0	0
Shares outstanding, end of the period	(190,449)	(190,449)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	136,591	233,310
Redemptions	(72,075)	(96,719)
Shares outstanding, end of the period	64,516	136,591

Summary of Class B Series Three Common Shares Granted (Detail) (Class B Series Three Common Shares)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	1,260,828	715,401
Grants	495,020	625,970
Redemptions	(121,396)	(80,543)
Shares outstanding, end of the period	1,634,452	1,260,828
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(343,717)	(176,867)
Grants	(127,145)	(166,850)
Shares outstanding, end of the period	(470,862)	(343,717)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	917,111	538,534
Grants	367,875	459,120
Redemptions	(121,396)	(80,543)
Shares outstanding, end of the period	1,163,590	917,111

Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 6,929	$ 5,013	$ 3,712
Accounts receivable	40,971	35,481
Accounts payable	1,724	963
Other accrued liabilities	33,467	33,195
Class B Series Two and Three share liability	7,615	7,487
Long-term debt (including portion due within one year)	220,244	215,992
Conversion right on 6.25% Convertible Debentures	954	2,080
Derivative financial instrument	820	164
Other long term liabilities	12,641	10,872
Financial and Nonfinancial Liabilities, Fair Value Disclosure, Total	$ 277,465	$ 270,753

Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013 Contract	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Stock price volatility	23.00%	25.00%	20.00%
Currency exchange contracts	In order to mitigate the impact of fluctuations in exchange rates between the Canadian dollar and the U.S. dollar, the Company has entered into Canadian dollar / U.S. dollar exchange contracts which covers approximately 38% of the anticipated dividends and interest payable in Canadian dollars through September 2014.
Forward foreign exchange contracts	15
Unrealized re-measurement gain(loss) on Convertible Debentures	$ 123,000	$ (3,001,000)
Percentage of revenue and expenses incurred in Canadian currency	22.40%
Gain on translation	183,000	929,000
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	106,700,000
6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of conversion right	1,100,000
Unrealized re-measurement gain(loss) on Convertible Debentures	(2,000,000)
Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Non cash loss	(700,000)
Forward Contracts liability	800,000
Monthly Dividend
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain on translation	200,000
Amounts Offset | 6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Unrealized re-measurement gain(loss) on Convertible Debentures	2,100,000
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	113,500,000
Change in interest expense in cash flow	0.01
Change in cash flows resulting from change in interest rates	800,000
Fixed Rate Senior Notes | Revolving Credit Facility
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	78,500,000
Fixed Rate Senior Notes | Secured Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 35,000,000
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Two common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation plus Cdn $3.847 (reflecting the equivalent value of the Subordinated Note component of the IPS)
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation .

Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	$ 820	$ 164
Class B Series Two and Three common share liability	7,615	7,487
Conversion right on 6.25% Convertible Debentures	954	2,080
Liabilities, Fair Value Disclosure, Recurring, Total	9,389	9,731
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	820	164
Class B Series Two and Three common share liability	7,615	7,487
Liabilities, Fair Value Disclosure, Recurring, Total	8,435	7,651
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on 6.25% Convertible Debentures	954	2,080
Liabilities, Fair Value Disclosure, Recurring, Total	$ 954	$ 2,080

Summary of Changes in Level Three Financial Instruments (Detail) (6.25% Convertible Debenture, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
6.25% Convertible Debenture
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, beginning balance	$ 2,080	$ 1,099
Non-cash (gain) loss on conversion feature	(1,142)	972
FX impact on conversion feature	16	9
Level 3 Liabilities, ending balance	$ 954	$ 2,080

Outstanding Contracts Relating to Dividend and Interest Payments (Detail)	Jun. 30, 2013 USD ($) Contract	Jun. 30, 2013 CAD	Jun. 30, 2013 July 2012-June 2013 USD ($) Contract	Jun. 30, 2013 July 2012-June 2013 CAD	Jun. 30, 2013 July 2013-September 2013 USD ($) Contract	Jun. 30, 2013 July 2013-September 2013 CAD
Schedule of Foreign Currency Balance [Line Items]
Number of Contracts	15	15	12		3
US$ to be delivered	$ 18,200,000		$ 14,600,000		$ 3,600,000
Cdn$ to be received		18,400,000		14,700,000		3,700,000
Cdn$ per US$ (weighted average)			$ 1.0009		$ 1.0305

Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 Segment	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenues	$ 423,688	$ 368,986
Oil and gas interests, net	7,470	7,223
Goodwill	138,312	142,690	125,750
Oil and gas
Segment Reporting Information [Line Items]
Revenues	4,854	5,121
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	4,900	5,100
Oil and gas interests, net	7,500	7,200
Goodwill

Revenue and Assets by Geographical Area for Transportation Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenues	$ 423,688	$ 368,986
Property and Equipment (net)	217,799	219,513
Goodwill	138,312	142,690	125,750
Transportation
Segment Reporting Information [Line Items]
Revenues	418,834	363,865
Property and Equipment (net)	217,799	219,513
Goodwill	138,312	142,690
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	346,109	300,862
Property and Equipment (net)	172,219	167,928
Goodwill	96,124	99,105
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	72,725	63,003
Property and Equipment (net)	45,580	51,585
Goodwill	$ 42,188	$ 43,585

Reportable Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 423,688	$ 368,986
Operating earnings	16,933	14,214
Unallocated expenses	10,830	14,052
Capital Expenditures	41,841	48,616
Provision (benefit) for taxes	2,234	(2,092)
Depreciation, depletion and amortization	46,047	40,586
Net income	3,869	2,254
Total Assets	512,825	521,800
Total Liabilities	318,343	313,982
Transportation
Segment Reporting Information [Line Items]
Revenue	418,834	363,865
Operating earnings	15,770	12,888
Capital Expenditures	40,148	47,416
Depreciation, depletion and amortization	45,028	39,587
Total Assets	503,780	513,083
Total Liabilities	316,672	312,106
Oil and gas
Segment Reporting Information [Line Items]
Revenue	4,854	5,121
Operating earnings	1,163	1,326
Capital Expenditures	1,693	1,200
Depreciation, depletion and amortization	1,019	999
Total Assets	9,045	8,717
Total Liabilities	$ 1,671	$ 1,876

Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Facility Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 10.3	$ 9.5
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 14.9	$ 11.7

Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leased Assets [Line Items]
2014	$ 24,492
2015	20,420
2016	17,106
2017	12,132
2018	6,453
2019 and thereafter	3,720
Total minimum payments	84,323
Facility Leases
Operating Leased Assets [Line Items]
2014	11,009
2015	7,953
2016	6,558
2017	4,603
2018	2,129
2019 and thereafter	3,688
Total minimum payments	35,940
Vehicle Leases
Operating Leased Assets [Line Items]
2014	13,483
2015	12,467
2016	10,548
2017	7,529
2018	4,324
2019 and thereafter	32
Total minimum payments	$ 48,383

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined contribution benefit plan expenses	$ 0.5	$ 0.5

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Commission percentage as a percentage of purchase and sale price of the Company's vehicles	1.00%
Commission paid for fleet procurement and disposal services	$ 0.5	$ 0.9

Commitments and Contingencies- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 0.9	$ 1
Cash deposits	0.6	0.6
Surety bonds	$ 63.2

Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Prepaid Expenses
Prepaid Insurance	$ 5,486	$ 9,311
Other	2,220	3,349
Prepaid expenses	7,706	12,660
Other Current Assets
Fuel Tax Receivable	1,142	2,106
Accrued Revenue	698	941
Other	1,639	1,719
Other current assets	3,479	4,766
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	5,111	6,748
Dividends Payable	10,765	10,431
Insurance	5,475	5,477
Wages and benefits	5,809	4,857
Class B Shares	5,222	4,256
Taxes payable	2,905	1,770
Other	4,126	4,001
Accrued expenses and other current liabilities	$ 39,413	$ 37,540

Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $)	2 Months Ended	12 Months Ended			1 Months Ended
	Aug. 30, 2013	Jul. 02, 2013	Aug. 30, 2013 Minimum	Aug. 30, 2013 Maximum	Jul. 23, 2013 Scholastic Bus Co	Aug. 27, 2013 Williams Bus Lines Co
Subsequent Event [Line Items]
Shares granted as EIP		116,509
Business acquisition aggregate purchase price					$ 2,200,000	$ 3,400,000
Business acquisition cash paid					2,000,000	3,200,000
Business acquisition deferred payment					200,000	200,000
Operating lease for replacement of school vehicle	40,400,000
Operating lease term	6 years
Operating lease fixed interest rate			2.30%	4.40%
Annual lease payments	$ 5,700,000